UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

May 31, 2017

Loomis Sayles Dividend Income Fund

Loomis Sayles Global Growth Fund

Vaughan Nelson Select Fund

Portfolio Review page 1

Portfolio of Investments page 17

Financial Statements page  27

Notes to Financial Statements page 45

Shareholder Supplementenclosed

LOOMIS SAYLES DIVIDEND INCOME FUND

Manager:	Symbols:
Arthur J. Barry, CFA®	Class A LSCAX
Loomis, Sayles & Company, L.P.	Class C LSCCX
Class N LDINX
Class Y LSCYX

Investment Goal

The Fund’s investment goal is high total return through a combination of current income and capital appreciation.

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Average Annual Total Returns — May 31, 20174,5

						Expense Ratios[6]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 3/30/2012)				Class A/C/Y	Class N
NAV	7.13%	13.74%	13.16%	11.50%	—%	1.26%	0.85%

Class A (Inception 3/30/2012)
NAV	7.10	13.47	12.90	11.25	—	1.51	1.10
With 5.75% Maximum Sales Charge	0.97	6.90	11.56	9.98	—

Class C (Inception 3/30/2012)
NAV	6.62	12.57	12.06	10.40	—	2.26	1.85
With CDSC[1]	5.62	11.57	12.06	10.40	—

Class N (Inception 3/31/2017)
NAV	—	—	—	—	-0.18	1.18	0.80

Comparative Performance
S&P 500® Index[2]	10.81	17.47	15.42	13.38	2.45
Russell 1000® Value Index[3]	5.55	14.66	14.67	12.63	-0.29

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3

Russell 1000® Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	The Fund revised its investment strategy on October 15, 2014 and July 18, 2016; performance may have been different had the current investment strategy been in place for all periods shown.

6	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 3/31/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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LOOMIS SAYLES GLOBAL GROWTH FUND

Manager:	Symbols:
Aziz V. Hamzaogullari, CFA®	Class A LSAGX
Loomis, Sayles & Company, L.P.	Class C LSCGX
Class N LSNGX
Class Y LSGGX

Investment Goal

The Fund’s investment goal is long-term growth of capital.

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Average Annual Total Returns — May 31, 20173

					Expense Ratios[4]
	6 Months	1 Year	Life of Class		Gross	Net

Class Y (Inception 3/31/2016)			Class A/C/Y	Class N
NAV	18.53%	21.28%	21.11%	—%	2.55%	1.05%

Class A (Inception 3/31/2016)
NAV	18.29	20.93	20.70	—	2.74	1.30
With 5.75% Maximum Sales Charge	11.51	13.96	14.73	—

Class C (Inception 3/31/2016)
NAV	17.87	19.94	19.75	—	3.18	2.05
With CDSC[1]	16.87	18.94	19.75	—

Class N (Inception 3/31/2017)
NAV	—	—	—	8.35	2.51	1.00

Comparative Performance
MSCI ACWI (Net)[2]	13.37	17.53	16.43	3.80

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 3/31/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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VAUGHAN NELSON SELECT FUND

Managers:	Symbols:
Dennis G. Alff, CFA®	Class A VNSAX
Chad D. Fargason, PhD	Class C VNSCX
Chris D. Wallis, CFA®	Class N VNSNX
Scott J. Weber, CFA®	Class Y VNSYX
Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

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Average Annual Total Returns — May 31, 20173

							Expense Ratios[4]
	6 Months		1 Year	Life of Class			Gross	Net

Class Y (Inception 6/29/2012)				Class A/C/Y	Class N
NAV	10.76%[5]		17.52%	15.77%	—%		1.12%	1.05%

Class A (Inception 6/29/2012)
NAV	10.70	[5]	17.26	15.48	—		1.37	1.30
With 5.75% Maximum Sales Charge	4.32		10.48	14.09	—

Class C (Inception 6/29/2012)
NAV	10.27	[5]	16.38	14.63	—		2.12	2.05
With CDSC[1]	9.27		15.38	14.63	—

Class N (Inception 3/31/2017)
NAV	—		—	—	3.38	[5]	1.06	1.00

Comparative Performance
S&P 500® Index[2]	10.81		17.47	14.76	2.45

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 3/31/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

5	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2016 through May 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES DIVIDEND INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2016	ENDING ACCOUNT VALUE 5/31/2017	EXPENSES PAID DURING PERIOD* 12/1/2016 – 5/31/2017
Class A
Actual	$1,000.00	$1,071.00	$5.68	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	*
Class C
Actual	$1,000.00	$1,066.20	$9.53	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.30	*
Class N
Actual	$1,000.00	$998.20	$1.34	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03	*
Class Y
Actual	$1,000.00	$1,071.30	$4.39	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.10%, 1.85%, 0.80% and 0.85% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.10%, 1.85% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on March 31, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (61), divided by 365 (to reflect the partial period).

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LOOMIS SAYLES GLOBAL GROWTH FUND	BEGINNING ACCOUNT VALUE 12/1/2016	ENDING ACCOUNT VALUE 5/31/2017	EXPENSES PAID DURING PERIOD* 12/1/2016 – 5/31/2017
Class A
Actual	$1,000.00	$1,182.90	$7.07	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.54	*
Class C
Actual	$1,000.00	$1,178.70	$11.14	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.71	$10.30	*
Class N
Actual	$1,000.00	$1,083.50	$1.74	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	*
Class Y
Actual	$1,000.00	$1,185.30	$5.72	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05%, 1.00% and 1.05% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on March 31, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 1.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (61), divided by 365 (to reflect the partial period).

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VAUGHAN NELSON SELECT FUND	BEGINNING ACCOUNT VALUE 12/1/2016	ENDING ACCOUNT VALUE 5/31/2017	EXPENSES PAID DURING PERIOD* 12/1/2016 – 5/31/2017
Class A
Actual	$1,000.00	$1,111.00	$6.84	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.54	*
Class C
Actual	$1,000.00	$1,106.10	$10.76	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.71	$10.30	*
Class N
Actual	$1,000.00	$1,037.50	$1.70	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	*
Class Y
Actual	$1,000.00	$1,111.50	$5.53	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05%, 1.00% and 1.05% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on March 31, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 1.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (61), divided by 365 (to reflect the partial period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Vaughan Nelson Select Fund, sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-adviser, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, and valuation, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal

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performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2017. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”). They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2016, each Fund’s one- and three-year performance, as applicable, stated as percentile rankings within categories selected by the

13  |

independent third-party data provider was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year
Loomis Sayles Dividend Income Fund	12%	20%
Loomis Sayles Global Growth Fund	N/A	N/A
Vaughan Nelson Select Fund	20%	36%

With respect to Loomis Sayles Global Growth Fund, which commenced operations on March 31, 2016 and thus had not yet been in operation for a full year as of December 31, 2016, one- and three-year performance was not available.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds in this report have expense caps in place, and they considered the amounts waived or reimbursed by the Advisers for the Funds, each of which had current expenses above the cap. The Trustees further noted that management had proposed to reduce the expense cap of the Vaughan Nelson Select Fund. The Trustees noted that Vaughan Nelson Select Fund had an advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including: (1) that management believes the fee rate is reasonable because the Fund has a

|  14

more complex and flexible investment strategy than its peers; and (2) that management had proposed to reduce the expense cap of the Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that although the Funds’ management fees were not subject to breakpoints, each Fund was subject to an expense cap or waiver. The Trustees also considered management’s proposal to reduce the expense cap for Vaughan Nelson Select Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•	Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance

15  |

programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, with the reduction of the expense cap for the Vaughan Nelson Select Fund described above, should be continued through June 30, 2018.

|  16

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Dividend Income Fund

Shares	Description	Value (†)
Common Stocks — 96.6% of Net Assets
	Aerospace & Defense — 2.1%
7,731	United Technologies Corp.	$937,616

	Automobiles — 2.1%
15,373	General Motors Co.	521,606
7,386	Harley-Davidson, Inc.	391,532

		913,138

	Banks — 8.0%
23,968	BB&T Corp.	998,267
13,679	JPMorgan Chase & Co.(b)	1,123,730
28,034	Wells Fargo & Co.	1,433,659

		3,555,656

	Beverages — 1.7%
6,311	PepsiCo, Inc.	737,566

	Biotechnology — 2.7%
18,344	AbbVie, Inc.	1,211,071

	Building Products — 2.2%
23,714	Johnson Controls International PLC	990,297

	Chemicals — 2.5%
17,753	Dow Chemical Co. (The)	1,099,976

	Communications Equipment — 2.7%
38,270	Cisco Systems, Inc.	1,206,653

	Containers & Packaging — 1.7%
14,220	International Paper Co.	751,954

	Diversified Telecommunication Services — 2.2%
21,215	Verizon Communications, Inc.(b)	989,468

	Electric Utilities — 5.4%
16,077	PG&E Corp.	1,099,345
32,481	PPL Corp.	1,296,317

		2,395,662

	Electrical Equipment — 2.0%
11,524	Eaton Corp. PLC(b)	891,727

	Food Products — 1.3%
4,871	Hershey Co. (The)	561,480

	Health Care Equipment & Supplies — 2.5%
24,395	Abbott Laboratories	1,113,876

	Independent Power & Renewable Electricity Producers — 2.3%
29,903	NextEra Energy Partners LP	1,032,850

	Industrial Conglomerates — 2.1%
33,482	General Electric Co.(b)	916,737

	Insurance — 5.3%
14,932	FNF Group	636,252
23,887	MetLife, Inc.	1,208,443

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Dividend Income Fund – (continued)

Shares	Description	Value (†)
	Insurance — continued
25,606	Old Republic International Corp.	$506,487

		2,351,182

	Leisure Products — 1.0%
19,975	Mattel, Inc.	457,627

	Media — 1.0%
5,357	Omnicom Group, Inc.	448,488

	Oil, Gas & Consumable Fuels — 7.7%
11,916	Chevron Corp.(b)	1,233,068
18,490	Energy Transfer Partners LP	402,342
20,883	MPLX LP	690,183
19,988	Royal Dutch Shell PLC, B Shares, Sponsored ADR	1,123,526

		3,449,119

	Pharmaceuticals — 7.8%
30,003	GlaxoSmithKline PLC, Sponsored ADR	1,327,033
11,586	Merck & Co., Inc.	754,364
43,157	Pfizer, Inc.(b)	1,409,076

		3,490,473

	REITs – Diversified — 4.1%
36,899	Outfront Media, Inc.	843,142
17,379	Uniti Group, Inc.	434,649
17,063	Weyerhaeuser Co.	562,396

		1,840,187

	REITs – Hotels — 4.1%
35,847	Park Hotels & Resorts, Inc.	922,702
14,126	Ryman Hospitality Properties, Inc.	909,855

		1,832,557

	Road & Rail — 1.8%
6,343	Norfolk Southern Corp.	786,722

	Semiconductors & Semiconductor Equipment — 2.7%
21,157	QUALCOMM, Inc.	1,211,661

	Software — 2.7%
17,486	Microsoft Corp.	1,221,222

	Technology Hardware, Storage & Peripherals — 3.3%
6,425	Apple, Inc.	981,483
17,913	Diebold Nixdorf, Inc.	473,799

		1,455,282

	Tobacco — 7.1%
9,710	Altria Group, Inc.	732,522
14,341	British American Tobacco PLC, Sponsored ADR	1,034,273
11,578	Philip Morris International, Inc.(b)	1,387,045

		3,153,840

	Transportation Infrastructure — 2.0%
11,461	Macquarie Infrastructure Corp.	892,812

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Dividend Income Fund – (continued)

Shares	Description	Value (†)
	Wireless Telecommunication Services — 2.5%
37,100	Vodafone Group PLC, Sponsored ADR	$1,122,646

	Total Common Stocks (Identified Cost $39,081,625)	43,019,545

Preferred Stocks — 2.8%
	Integrated Energy — 1.1%
8,945	Hess Corp., 8.000%	501,725

	Pharmaceuticals — 1.7%
919	Allergan PLC, Series A, 5.500%	735,908

	Total Preferred Stocks (Identified Cost $1,347,388)	1,237,633

Principal Amount
Bonds and Notes — 0.1%
	Transportation Services — 0.1%
$75,000	APL Ltd., 8.000%, 1/15/2024(c)(d)	57,375

	Total Bonds and Notes (Identified Cost $72,155)	57,375

	Total Investments — 99.5% (Identified Cost $40,501,168)(a)	44,314,553
	Other assets less liabilities — 0.5%	217,395

	Net Assets — 100.0%	$44,531,948

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At May 31, 2017, the net unrealized appreciation on investments based on a cost of $40,501,168 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,527,438
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(714,053)

	Net unrealized appreciation	$3,813,385

(b)	Security (or a portion thereof) has been pledged as collateral for potential derivative contracts.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At May 31, 2017, the value of this security amounted to $57,375 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Dividend Income Fund – (continued)

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at May 31, 2017 (Unaudited)

Pharmaceuticals	9.5%
Banks	8.0
Oil, Gas & Consumable Fuels	7.7
Tobacco	7.1
Electric Utilities	5.4
Insurance	5.3
REITs - Diversified	4.1
REITs - Hotels	4.1
Technology Hardware, Storage & Peripherals	3.3
Software	2.7
Semiconductors & Semiconductor Equipment	2.7
Biotechnology	2.7
Communications Equipment	2.7
Wireless Telecommunication Services	2.5
Health Care Equipment & Supplies	2.5
Chemicals	2.5
Independent Power & Renewable Electricity Producers	2.3
Building Products	2.2
Diversified Telecommunication Services	2.2
Aerospace & Defense	2.1
Industrial Conglomerates	2.1
Automobiles	2.1
Transportation Infrastructure	2.0
Electrical Equipment	2.0
Other Investments, less than 2% each	9.7

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.2% of Net Assets
	Argentina — 4.2%
2,278	MercadoLibre, Inc.	$626,700

	Brazil — 1.5%
31,876	Companhia Brasileira de Meios de Pagamento	224,692

	China — 9.8%
7,257	Alibaba Group Holding Ltd., Sponsored ADR(b)	888,692
3,104	Baidu, Inc., Sponsored ADR(b)	577,655

		1,466,347

	Denmark — 3.8%
13,319	Novo Nordisk AS, Class B	565,452

	France — 6.0%
6,663	Danone	495,255
2,918	Sodexo S.A.	398,249

		893,504

	Germany — 2.5%
1,948	Adidas AG	373,446

	Italy — 1.4%
47,900	Prada SpA(b)	201,733

	Sweden — 1.4%
21,170	Elekta AB, Class B	212,171

	Switzerland — 7.9%
3,845	Nestle S.A., (Registered)	328,292
4,644	Novartis AG, (Registered)	380,043
1,722	Roche Holding AG	472,773

		1,181,108

	United Kingdom — 6.2%
7,873	Diageo PLC	236,652
18,788	Experian PLC(b)	392,762
5,098	Unilever NV	290,405

		919,819

	United States — 53.5%
599	Alphabet, Inc., Class A(b)	591,267
680	Amazon.com, Inc.(b)	676,342
4,036	American Express Co.	310,530
7,983	Coca-Cola Co. (The)	362,987
4,337	Colgate-Palmolive Co.	331,173
952	Core Laboratories NV	97,332
4,678	Deere & Co.	572,868
4,081	Expeditors International of Washington, Inc.	217,844
3,829	Facebook, Inc., Class A(b)	579,940
5,368	Microsoft Corp.	374,901
14,625	Oracle Corp.	663,829
4,562	Procter & Gamble Co. (The)	401,867
7,044	QUALCOMM, Inc.	403,410

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Global Growth Fund – (continued)

Shares	Description	Value (†)
	United States — continued
5,217	Schlumberger Ltd.	$363,051
5,299	SEI Investments Co.	265,427
5,757	Shire PLC	331,559
5,812	Visa, Inc., Class A	553,477
15,816	Yum China Holdings, Inc.(b)	607,492
3,996	Yum! Brands, Inc.	290,269

		7,995,565

	Total Common Stocks (Identified Cost $12,613,580)	14,660,537

Principal Amount
Short-Term Investments — 1.7%
$250,590	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2017 at 0.220% to be repurchased at $250,592 on 6/01/2017 collateralized by $255,000 U.S. Treasury Note, 2.250% due 11/15/2024 valued at $258,223 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $250,590)	250,590

	Total Investments — 99.9% (Identified Cost $12,864,170)(a)	14,911,127
	Other assets less liabilities — 0.1%	21,080

	Net Assets — 100.0%	$14,932,207

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At May 31, 2017, the net unrealized appreciation on investments based on a cost of $12,864,170 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,146,670
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(99,713)

	Net unrealized appreciation	$2,046,957

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Global Growth Fund – (continued)

Industry Summary at May 31, 2017 (Unaudited)

Internet Software & Services	21.9%
Pharmaceuticals	9.5
Hotels, Restaurants & Leisure	8.7
Software	6.9
Food Products	5.5
IT Services	5.2
Household Products	4.9
Internet & Direct Marketing Retail	4.5
Beverages	4.0
Textiles, Apparel & Luxury Goods	3.9
Machinery	3.8
Energy Equipment & Services	3.1
Semiconductors & Semiconductor Equipment	2.7
Professional Services	2.6
Biotechnology	2.2
Consumer Finance	2.1
Personal Products	2.0
Other Investments, less than 2% each	4.7
Short-Term Investments	1.7

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

Currency Exposure Summary at May 31, 2017 (Unaudited)

United States Dollar	67.0%
Euro	10.5
Swiss Franc	7.9
British Pound	6.4
Danish Krone	3.8
Other, less than 2% each	4.3

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 94.8% of Net Assets
	Aerospace & Defense — 5.6%
38,625	General Dynamics Corp.(b)	$7,850,531

	Auto Components — 4.9%
77,550	Delphi Automotive PLC(b)	6,822,073

	Banks — 2.2%
60,225	Wells Fargo & Co.	3,079,907

	Biotechnology — 3.1%
202,250	Grifols S.A., ADR	4,340,285

	Capital Markets — 1.9%
22,675	Moody’s Corp.	2,685,854

	Chemicals — 3.0%
12,625	Sherwin-Williams Co. (The)	4,188,596

	Diversified Financial Services — 2.4%
20,075	Berkshire Hathaway, Inc., Class B(c)	3,317,996

	Energy Equipment & Services — 3.2%
101,050	Halliburton Co.	4,566,450

	Health Care Equipment & Supplies — 5.0%
83,325	Medtronic PLC(b)	7,022,631

	Health Care Providers & Services — 5.6%
44,550	UnitedHealth Group, Inc.(b)	7,804,269

	Household Durables — 4.3%
114,375	Newell Brands, Inc.	6,056,156

	Industrial Conglomerates — 4.2%
44,000	Honeywell International, Inc.(b)	5,851,560

	Insurance — 2.0%
50,050	Arthur J. Gallagher & Co.	2,839,337

	Internet & Direct Marketing Retail — 4.7%
3,510	Priceline Group, Inc. (The)(b)(c)	6,588,586

	Internet Software & Services — 3.9%
5,685	Alphabet, Inc., Class C(c)	5,485,229

	IT Services — 7.0%
78,650	Broadridge Financial Solutions, Inc.	5,968,748
30,800	MasterCard, Inc., Class A	3,784,704

		9,753,452

	Life Sciences Tools & Services — 3.0%
24,325	Thermo Fisher Scientific, Inc.	4,203,117

	Media — 4.5%
236,850	Twenty-First Century Fox, Inc., Class B	6,371,265

	Oil, Gas & Consumable Fuels — 5.8%
149,575	Enterprise Products Partners LP	4,010,106
687,200	Kosmos Energy Ltd.(c)	4,123,200

		8,133,306

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Vaughan Nelson Select Fund – (continued)

Shares	Description	Value (†)
	Personal Products — 3.3%
48,525	Estee Lauder Cos., Inc. (The), Class A	$4,568,143

	Semiconductors & Semiconductor Equipment — 4.1%
11,700	Broadcom Ltd.(b)	2,801,916
35,200	Texas Instruments, Inc.(b)	2,903,648

		5,705,564

	Software — 4.7%
94,325	Microsoft Corp.(b)	6,587,658

	Specialty Retail — 3.9%
35,425	Home Depot, Inc. (The)	5,438,092

	Technology Hardware, Storage & Peripherals – 2.5%
22,800	Apple, Inc.(b)	3,482,928

	Total Common Stocks (Identified Cost $110,981,980)	132,742,985

Closed-End Investment Companies — 1.9%
164,925	Ares Capital Corp. (Identified Cost $2,841,716)	2,746,001

Principal Amount
Short-Term Investments — 3.8%
$5,298,735	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2017 at 0.220% to be repurchased at $5,298,767 on 6/01/2017 collateralized by $3,600,000 U.S. Treasury Note, 2.375% due 1/15/2025 valued at $5,406,617 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,298,735)	5,298,735

	Total Investments — 100.5% (Identified Cost $119,122,431)(a)	140,787,721
	Other assets less liabilities — (0.5)%	(752,904)

	Net Assets — 100.0%	$140,034,817

Shares
Written Options — (0.4)%
	Options on Securities — (0.4)%
12,900	Apple, Inc., Call expiring January 19, 2018 at 170	(55,470)
8,800	Broadcom Ltd., Call expiring January 19, 2018 at 300	(36,080)
27,000	Delphi Automotive PLC, Call expiring January 19, 2018 at 100	(68,175)
17,600	General Dynamics Corp., Call expiring January 19, 2018 at 220	(70,400)
17,600	Honeywell International, Inc., Call expiring January 19, 2018 at 150	(24,992)
20,400	Medtronic PLC, Call expiring January 19, 2018 at 97.5000	(8,874)
30,400	Microsoft Corp., Call expiring January 19, 2018 at 80	(26,448)
1,900	Priceline Group, Inc. (The), Call expiring January 19, 2018 at 2000	(173,850)
17,800	Texas Instruments, Inc., Call expiring January 19, 2018 at 100	(9,256)
16,600	UnitedHealth Group, Inc., Call expiring January 19, 2018 at 190	(71,795)

	Total Written Options (Premiums Received $434,751)	$(545,340)

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Vaughan Nelson Select Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At May 31, 2017, the net unrealized appreciation on investments based on a cost of $119,122,431 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$23,997,326
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,332,036)

	Net unrealized appreciation	$21,665,290

(b)	Security (or a portion thereof) has been pledged as collateral for open option contracts.
(c)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at May 31, 2017 (Unaudited)

IT Services	7.0%
Oil, Gas & Consumable Fuels	5.8
Aerospace & Defense	5.6
Health Care Providers & Services	5.6
Health Care Equipment & Supplies	5.0
Auto Components	4.9
Internet & Direct Marketing Retail	4.7
Software	4.7
Media	4.5
Household Durables	4.3
Industrial Conglomerates	4.2
Semiconductors & Semiconductor Equipment	4.1
Internet Software & Services	3.9
Specialty Retail	3.9
Personal Products	3.3
Energy Equipment & Services	3.2
Biotechnology	3.1
Life Sciences Tools & Services	3.0
Chemicals	3.0
Technology Hardware, Storage & Peripherals	2.5
Diversified Financial Services	2.4
Banks	2.2
Insurance	2.0
Other Investments, less than 2% each	3.8
Short-Term Investments	3.8

Total Investments	100.5
Other assets less liabilities (including open written options)	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Statements of Assets and Liabilities

May 31, 2017 (Unaudited)

	Loomis Sayles Dividend Income Fund	Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
ASSETS
Investments at cost	$40,501,168	$12,864,170	$119,122,431
Net unrealized appreciation	3,813,385	2,046,957	21,665,290

Investments at value	44,314,553	14,911,127	140,787,721
Receivable for Fund shares sold	16,998	15,000	50,944
Receivable from investment adviser (Note 6)	—	15,290	—
Receivable for securities sold	1,539,620	—	—
Dividends and interest receivable	181,572	20,950	227,349
Tax reclaims receivable	294	13,088	9,856
Prepaid expenses (Note 8)	136	37	378

TOTAL ASSETS	46,053,173	14,975,492	141,076,248

LIABILITIES
Options written, at value (premiums received $0, $0 and $434,751, respectively) (Note 2)	—	—	545,340
Payable for securities purchased	—	—	172,263
Payable for Fund shares redeemed	27,513	—	148,568
Payable to custodian bank (Note 9)	1,384,507	—	—
Management fees payable (Note 6)	8,766	—	68,636
Deferred Trustees’ fees (Note 6)	46,343	9,307	44,804
Administrative fees payable (Note 6)	1,806	528	5,292
Payable to distributor (Note 6d)	243	8	499
Other accounts payable and accrued expenses	52,047	33,442	56,029

TOTAL LIABILITIES	1,521,225	43,285	1,041,431

NET ASSETS	$44,531,948	$14,932,207	$140,034,817

NET ASSETS CONSIST OF:
Paid-in capital	$40,328,660	$12,781,382	$112,976,575
Undistributed net investment income	177,422	40,264	321,331
Accumulated net realized gain on investments, options written and foreign currency transactions	212,481	63,087	5,182,210
Net unrealized appreciation on investments, options written and foreign currency translations	3,813,385	2,047,474	21,554,701

NET ASSETS	$44,531,948	$14,932,207	$140,034,817

See accompanying notes to financial statements.

27  |

Statements of Assets and Liabilities (continued)

May 31, 2017 (Unaudited)

	Loomis Sayles Dividend Income Fund	Loomis Sayles Global Growth Fund		Vaughan Nelson Select Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$14,729,687	$707,724		$21,187,980

Shares of beneficial interest	1,299,766	58,134		1,260,663

Net asset value and redemption price per share	$11.33	$12.17		$16.81

Offering price per share (100/94.25 of net asset value) (Note 1)	$12.02	$12.91		$17.84

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$9,555,002	$52,391		$7,270,057

Shares of beneficial interest	848,022	4,333		449,267

Net asset value and offering price per share	$11.27	$12.09		$16.18

Class N shares:
Net assets	$998	$1,083		$1,038

Shares of beneficial interest	88	89		61

Net asset value, offering and redemption price per share	$11.34	$12.20	*	$16.89	*

Class Y shares:
Net assets	$20,246,261	$14,171,009		$111,575,742

Shares of beneficial interest	1,785,088	1,161,913		6,605,584

Net asset value, offering and redemption price per share	$11.34	$12.20		$16.89

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  28

Statements of Operations

For the Six Months Ended May 31, 2017 (Unaudited)

	Loomis Sayles Dividend Income Fund	Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
INVESTMENT INCOME
Interest	$10,519	$151	$2,853
Dividends	871,284	117,970	1,136,317
Less net foreign taxes withheld	(5,661)	(9,729)	(4,945)

	876,142	108,392	1,134,225

Expenses
Management fees (Note 6)	137,450	46,366	574,246
Service and distribution fees (Note 6)	62,894	584	63,898
Administrative fees (Note 6)	10,252	2,593	30,234
Trustees’ fees and expenses (Note 6)	11,764	8,221	12,696
Transfer agent fees and expenses (Notes 6 and 7)	22,327	2,959	34,526
Audit and tax services fees	26,233	17,689	21,156
Custodian fees and expenses	3,824	28,900	3,744
Legal fees	566	105	1,640
Registration fees	66,772	60,004	68,186
Shareholder reporting expenses	10,772	1,418	15,724
Miscellaneous expenses (Note 8)	7,777	8,099	8,808

Total expenses	360,631	176,938	834,858
Less waiver and/or expense reimbursement (Note 6)	(103,006)	(115,453)	(61,578)

Net expenses	257,625	61,485	773,280

Net investment income	618,517	46,907	360,945

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investments	384,557	76,292	6,934,857
Options written	25,059	—	100,601
Foreign currency transactions	—	244	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,760,092	1,891,590	7,041,956
Options written	—	—	(110,589)
Foreign currency translations	—	797	—

Net realized and unrealized gain on investments, options written and foreign currency transactions	2,169,708	1,968,923	13,966,825

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,788,225	$2,015,830	$14,327,770

See accompanying notes to financial statements.

29  |

This Page Intentionally Left Blank

|  30

Statements of Changes in Net Assets

	Loomis Sayles Dividend Income Fund
	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
FROM OPERATIONS:
Net investment income	$618,517	$1,054,410
Net realized gain (loss) on investments, options written and foreign currency transactions	409,616	(236,763)
Net change in unrealized appreciation (depreciation) on investments, options written and foreign currency translations	1,760,092	2,094,835

Net increase in net assets resulting from operations	2,788,225	2,912,482

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(146,677)	(407,643)
Class C	(51,668)	(115,022)
Class Y	(201,666)	(467,159)
Net realized capital gains
Class A	(26,949)	(1,185,173)
Class C	(12,460)	(394,480)
Class Y	(30,883)	(1,110,516)

Total distributions	(470,303)	(3,679,993)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 13)	7,127,016	10,194,133

Net increase in net assets	9,444,938	9,426,622
NET ASSETS
Beginning of the period	35,087,010	25,660,388

End of the period	$44,531,948	$35,087,010

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$177,422	$(41,084)

(a)	From commencement of operations on March 31, 2016 through November 30, 2016.

See accompanying notes to financial statements.

31  |

Statements of Changes in Net Assets (continued)

Loomis Sayles Global Growth Fund		Vaughan Nelson Select Fund
Six Months Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016(a)	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016

$46,907	$25,758	$360,945	$361,830
76,536	188,265	7,035,458	2,231,360
1,892,387	155,087	6,931,367	4,866,123

2,015,830	369,110	14,327,770	7,459,313

(578)	—	(9,096)	(1,415)
(7)	—	—	—
(44,506)	—	(277,073)	(164,168)

(3,916)	—	(328,006)	(323,130)
(498)	—	(124,325)	(128,464)
(200,228)	—	(1,583,641)	(1,592,857)

(249,733)	—	(2,322,141)	(2,210,034)

3,154,003	9,642,997	(4,488,826)	27,384,829

4,920,100	10,012,107	7,516,803	32,634,108

10,012,107	—	132,518,014	99,883,906

$14,932,207	$10,012,107	$140,034,817	$132,518,014

$40,264	$38,448	$321,331	$246,555

See accompanying notes to financial statements.

|  32

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Dividend Income Fund—Class A
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013	Period Ended November 30, 2012*
Net asset value, beginning of the period	$10.70		$11.35		$13.02	$12.87		$10.43	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.35		0.34	0.51	(b)	0.32	0.25	(c)
Net realized and unrealized gain (loss)	0.60		0.53		(0.58)	0.91		2.47	0.34

Total from Investment Operations	0.75		0.88		(0.24)	1.42		2.79	0.59

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.34)		(0.33)	(0.50)		(0.33)	(0.16)
Net realized capital gains	(0.02)		(1.19)		(1.10)	(0.77)		(0.02)	—

Total Distributions	(0.12)		(1.53)		(1.43)	(1.27)		(0.35)	(0.16)

Net asset value, end of the period	$11.33		$10.70		$11.35	$13.02		$12.87	$10.43

Total return(d)(e)	7.10	%(f)	9.26%		(1.89)%	11.95	%(b)	27.35%	6.01	%(c)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,730		$14,236		$11,329	$7,569		$5,978	$2,691
Net expenses(g)	1.10	%(h)	1.16	%(i)	1.20%	1.20%		1.20%	1.20	%(h)
Gross expenses	1.54	%(h)	1.51%		1.60%	1.67%		1.55%	1.74	%(h)
Net investment income	2.72	%(h)	3.46%		2.96%	4.03	%(b)	2.70%	3.67	%(c)(h)
Portfolio turnover rate	23%		35%		51%	65%		45%	14%

*	From commencement of operations on March 30, 2012 through November 30, 2012.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.33, total return would have been 10.53% and the ratio of net investment income to average net assets would have been 2.63%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.23, total return would have been 5.71% and the ratio of net investment income to average net assets would have been 3.31%.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2016, the expense limit decreased from 1.20% to 1.10%.

See accompanying notes to financial statements.

33  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Dividend Income Fund—Class C
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013	Period Ended November 30, 2012*
Net asset value, beginning of the period	$10.65		$11.30		$12.98	$12.81		$10.42	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.27		0.26	0.44	(b)	0.25	0.20	(c)
Net realized and unrealized gain (loss)	0.59		0.53		(0.58)	0.89		2.45	0.34

Total from Investment Operations	0.70		0.80		(0.32)	1.33		2.70	0.54

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.26)		(0.26)	(0.39)		(0.29)	(0.12)
Net realized capital gains	(0.02)		(1.19)		(1.10)	(0.77)		(0.02)	—

Total Distributions	(0.08)		(1.45)		(1.36)	(1.16)		(0.31)	(0.12)

Net asset value, end of the period	$11.27		$10.65		$11.30	$12.98		$12.81	$10.42

Total return(d)(e)	6.62	%(f)	8.48%		(2.64)%	11.14	%(b)	26.40%	5.44	%(c)(f)
Net assets, end of the period (000’s)	$9,555		$5,505		$3,744	$1,716		$5,260	$61
Net expenses(g)	1.85	%(h)	1.90	%(i)	1.95%	1.95%		1.95%	1.95	%(h)
Gross expenses	2.30	%(h)	2.26%		2.35%	2.42%		2.21%	2.53	%(h)
Net investment income	2.04	%(h)	2.68%		2.21%	3.54	%(b)	2.03%	3.01	%(c)(h)
Portfolio turnover rate	23%		35%		51%	65%		45%	14%

*	From commencement of operations on March 30, 2012 through November 30, 2012.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.21, total return would have been 9.71% and the ratio of net investment income to average net assets would have been 1.70%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 5.14% and the ratio of net investment income to average net assets would have been 2.53%.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2016, the expense limit decreased from 1.95% to 1.85%.

See accompanying notes to financial statements.

|  34

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Dividend Income Fund—Class N
	Period Ended May 31, 2017* (Unaudited)
Net asset value, beginning of the period	$11.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06
Net realized and unrealized gain (loss)	(0.09	)(b)

Total from Investment Operations	(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized capital gains	—

Total Distributions	—

Net asset value, end of the period	$11.34

Total return(c)(d)	(0.18)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(e)(f)	0.80%
Gross expenses(f)	15.69%
Net investment income(f)	2.99%
Portfolio turnover rate	23%

*	From commencement of Class operations on March 31, 2017 through May 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Dividend Income Fund—Class Y
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013	Period Ended November 30, 2012*
Net asset value, beginning of the period	$10.71		$11.36		$13.03	$12.88		$10.44	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.37		0.35	0.56	(b)	0.35	0.26	(c)
Net realized and unrealized gain (loss)	0.60		0.53		(0.56)	0.90		2.47	0.35

Total from Investment Operations	0.76		0.90		(0.21)	1.46		2.82	0.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.36)		(0.36)	(0.54)		(0.36)	(0.17)
Net realized capital gains	(0.02)		(1.19)		(1.10)	(0.77)		(0.02)	—

Total Distributions	(0.13)		(1.55)		(1.46)	(1.31)		(0.38)	(0.17)

Net asset value, end of the period	$11.34		$10.71		$11.36	$13.03		$12.88	$10.44

Total return(d)	7.13	%(e)	9.53%		(1.64)%	12.22	%(b)	27.63%	6.19	%(c)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$20,246		$15,345		$10,588	$22,545		$13,917	$16,945
Net expenses(f)	0.85	%(g)	0.90	%(h)	0.95%	0.95%		0.95%	0.95	%(g)
Gross expenses	1.30	%(g)	1.26%		1.32%	1.41%		1.34%	1.53	%(g)
Net investment income	2.95	%(g)	3.62%		2.97%	4.46	%(b)	2.97%	3.88	%(c)(g)
Portfolio turnover rate	23%		35%		51%	65%		45%	14%

*	From commencement of operations on March 30, 2012 through November 30, 2012.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.37, total return would have been 10.80% and the ratio of net investment income to average net assets would have been 2.91%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.23, total return would have been 5.89%, and the ratio of net investment income to average net assets would have been 3.45%.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2016, the expense limit decreased from 0.95% to 0.85%.

See accompanying notes to financial statements.

|  36

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class A
	Six Months Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016*
Net asset value, beginning of the period	$10.53	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.00	(b)
Net realized and unrealized gain (loss)	1.84	0.53

Total from Investment Operations	1.88	0.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	—
Net realized capital gains	(0.21)	—

Total Distributions	(0.24)	—

Net asset value, end of the period	$12.17	$10.53

Total return(c)(d)	18.29%	5.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$708	$195
Net expenses(e)(f)	1.30%	1.30%
Gross expenses(f)	3.40%	2.74%
Net investment income(f)	0.68%	0.00	%(g)
Portfolio turnover rate	8%	12%

*	From commencement of operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

37  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class C
	Six Months Ended May 31, 2017 (Unaudited)		Period Ended November 30, 2016*
Net asset value, beginning of the period	$10.47		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)		(0.08)
Net realized and unrealized gain (loss)	1.84		0.55

Total from Investment Operations	1.83		0.47

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	—
Net realized capital gains	(0.21)		—

Total Distributions	(0.21)		—

Net asset value, end of the period	$12.09		$10.47

Total return(c)(d)	17.87%		4.70%
Net assets, end of the period (000’s)	$52		$25
Net expenses(e)(f)	2.05%		2.05%
Gross expenses(f)	4.04%		3.18%
Net investment loss(f)	(0.18)%		(1.09)%
Portfolio turnover rate	8%		12%

*	From commencement of operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  38

Financial Highlights (continued)

For a share outstanding throughout each period.

Loomis Sayles Global Growth Fund—Class N
Period Ended May 31, 2017* (Unaudited)
Net asset value, beginning of the period	$11.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02
Net realized and unrealized gain (loss)	0.92

Total from Investment Operations	0.94

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized capital gains	—

Total Distributions	—

Net asset value, end of the period	$12.20

Total return(b)	8.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(c)(d)	1.00%
Gross expenses(d)	16.76%
Net investment income(d)	0.89%
Portfolio turnover rate	8%

*	From commencement of Class operations on March 31, 2017 through May 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

39  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class Y
	Six Months Ended May 31, 2017 (Unaudited)	Period Ended November 30, 2016*
Net asset value, beginning of the period	$10.55	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.03
Net realized and unrealized gain (loss)	1.86	0.52

Total from Investment Operations	1.91	0.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	—
Net realized capital gains	(0.21)	—

Total Distributions	(0.26)	—

Net asset value, end of the period	$12.20	$10.55

Total return(b)	18.53%	5.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,171	$9,793
Net expenses(c)(d)	1.05%	1.05%
Gross expenses(c)	3.04%	2.55%
Net investment income(c)	0.82%	0.45%
Portfolio turnover rate	8%	12%

*	From commencement of operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class A
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013		Period Ended November 30, 2012*
Net asset value, beginning of the period	$15.38		$14.82		$14.78	$14.22		$10.50		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.03		0.01	(0.01)		0.01	(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	1.66		0.83		0.47	2.01		3.94		0.50

Total from Investment Operations	1.69		0.86		0.48	2.00		3.95		0.50

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.00	)(c)	—	(0.01)		—		—
Net realized capital gains	(0.25)		(0.30)		(0.44)	(1.43)		(0.23)		—

Total Distributions	(0.26)		(0.30)		(0.44)	(1.44)		(0.23)		—

Net asset value, end of the period	$16.81		$15.38		$14.82	$14.78		$14.22		$10.50

Total return(d)	11.10	%(e)(f)(g)	5.91	%(e)	3.31%	15.31	%(e)	38.44	%(b)(e)	5.00	%(e)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$21,188		$20,502		$15,794	$11,182		$9,468		$777
Net expenses	1.30	%(h)(i)	1.34	%(i)(j)	1.40%	1.40	%(i)	1.40	%(i)	1.40	%(h)(i)
Gross expenses	1.39	%(h)	1.37%		1.40%	1.62%		1.96%		3.36	%(h)
Net investment income (loss)	0.38	%(h)	0.18%		0.05%	(0.08)%		0.05	%(b)	(0.11	)%(h)
Portfolio turnover rate	43%		64%		35%	64%		112%		72%

*	From commencement of operations on June 29, 2012 through November 30, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.01), total return would have been 38.24%, and the ratio of net investment loss to average net assets would have been (0.07)%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.
(h)	Computed on an annualized basis for periods less than one year.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Effective July 1, 2016, the expense limit decreased from 1.40% to 1.30%.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class C
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013		Period Ended November 30, 2012*
Net asset value, beginning of the period	$14.87		$14.44		$14.52	$14.07		$10.47		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.08)		(0.10)	(0.11)		(0.08	)(b)	(0.03)
Net realized and unrealized gain (loss)	1.59		0.81		0.46	1.99		3.91		0.50

Total from Investment Operations	1.56		0.73		0.36	1.88		3.83		0.47

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—	—		—		—
Net realized capital gains	(0.25)		(0.30)		(0.44)	(1.43)		(0.23)		—

Total Distributions	(0.25)		(0.30)		(0.44)	(1.43)		(0.23)		—

Net asset value, end of the period	$16.18		$14.87		$14.44	$14.52		$14.07		$10.47

Total return(c)	10.61	%(d)(e)(f)	5.14	%(d)	2.52%	14.54	%(d)	37.38	%(b)(d)	4.70	%(d)(e)
Net assets, end of the period (000’s)	$7,270		$7,693		$5,607	$2,955		$1,118		$159
Net expenses	2.05	%(g)(h)	2.09	%(h)(i)	2.15%	2.15	%(h)	2.15	%(h)	2.15	%(g)(h)
Gross expenses	2.14	%(g)	2.12%		2.15%	2.35%		2.76%		4.48	%(g)
Net investment loss	(0.38	)%(g)	(0.58)%		(0.69)%	(0.84)%		(0.62	)%(b)	(0.78	)%(g)
Portfolio turnover rate	43%		64%		35%	64%		112%		72%

*	From commencement of operations on June 29, 2012 through November 30, 2012.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.09), total return would have been 37.28%, and the ratio of net investment loss to average net assets would have been (0.75)%.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective July 1, 2016, the expense limit decreased from 2.15% to 2.05%.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class N
	Period Ended May 31, 2017* (Unaudited)
Net asset value, beginning of the period	$16.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02
Net realized and unrealized gain (loss)	0.59

Total from Investment Operations	0.61

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized capital gains	—

Total Distributions	—

Net asset value, end of the period	$16.89

Total return(b)(c)	3.75	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(e)(f)	1.00%
Gross expenses(f)	15.42%
Net investment income(f)	0.70%
Portfolio turnover rate	43%

*	From commencement of Class operations on March 31, 2017 through May 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class Y
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013		Period Ended November 30, 2012*
Net asset value, beginning of the period	$15.48		$14.90		$14.83	$14.24		$10.51		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05		0.06		0.05	0.02		0.04	(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	1.65		0.85		0.47	2.03		3.94		0.51

Total from Investment Operations	1.70		0.91		0.52	2.05		3.98		0.51

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.03)		(0.01)	(0.03)		(0.02)		—
Net realized capital gains	(0.25)		(0.30)		(0.44)	(1.43)		(0.23)		—

Total Distributions	(0.29)		(0.33)		(0.45)	(1.46)		(0.25)		—

Net asset value, end of the period	$16.89		$15.48		$14.90	$14.83		$14.24		$10.51

Total return	11.15	%(d)(e)(f)	6.22	%(e)	3.56%	15.66	%(e)	38.80	%(b)(e)	5.10	%(d)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$111,576		$104,324		$78,483	$54,095		$14,211		$6,759
Net expenses	1.05	%(g)(h)	1.09	%(h)(i)	1.15%	1.15	%(h)	1.15	%(h)	1.15	%(g)(h)
Gross expenses	1.14	%(g)	1.12%		1.15%	1.33%		1.80%		3.46	%(g)
Net investment income (loss)	0.63	%(g)	0.43%		0.31%	0.16%		0.33	%(b)	(0.10	)%(g)
Portfolio turnover rate	43%		64%		35%	64%		112%		72%

*	From commencement of operations on June 29, 2012 through November 30, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.02, total return would have been 38.61%, and the ratio of net investment income to average net assets would have been 0.15%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective July 1, 2016, the expense limit decreased from 1.15% to 1.05%.

See accompanying notes to financial statements.

|  44

Notes to Financial Statements

May 31, 2017 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Dividend Income Fund (the “Dividend Income Fund”)

Loomis Sayles Global Growth Fund (the “Global Growth Fund”)

Vaughan Nelson Select Fund (the “Select Fund”)

Each Fund is a diversified investment company, except for Select Fund, which is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N (effective March 31, 2017) and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C, Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in

45  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Funds may

|  46

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s Net Asset Value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of May 31, 2017, securities of the Funds were fair valued as follows:

Fund	Equity Securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets
Dividend Income Fund	$—	—	$57,375	0.1%
Global Growth Fund	4,678,792	31.3%	—	—

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

47  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

c.  Short Sales.  A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. To sell a security short, a Fund typically borrows that security from a prime broker and delivers it to the short sale counterparty. Short sale proceeds are held by the prime broker until the short position is closed out and would be reflected as due from broker in the Statements of Assets and Liabilities. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. Ordinarily, a Fund will pay interest to borrow securities and will have to repay the lender any dividends that accrue on the security while the loan is outstanding. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, combined with assets pledged to the prime broker as collateral, equals the current market value of the securities underlying the short sale.

For the six months ended May 31, 2017, none of the Funds had short sales of securities under this agreement.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

|  48

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e.  Option Contracts.  Certain Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced.

f.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment

49  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of May 31, 2017 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

g.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, deferred Trustees’ fees, non-deductible expenses, short sales, partnerships, paydown gains and losses, return of capital and capital gain distributions received, distribution re-designations, contingent payment debt instruments, convertible bonds and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, dividends payable, partnerships and return of capital distributions received. Amounts of income and capital gain available to be

|  50

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2016, was as follows:

	2016 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Dividend Income Fund	$1,054,752	$2,625,241	$3,679,993
Global Growth Fund	—	—	—
Select Fund	165,583	2,044,451	2,210,034

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of November 30, 2016, the components of distributable earnings on a tax basis were as follows:

	Dividend Income Fund	Global Growth Fund	Select Fund
Post-October capital loss deferrals*	$—	$—	$(1,746,724)

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Select Fund is deferring capital losses that occurred after October 31, 2016.

h.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of May 31, 2017, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

51  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j.  New Accounting Pronouncement.  In October 2016, the SEC adopted amendments to rules under the 1940 Act (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2017, at value:

Dividend Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$43,019,545	$—	$—	$43,019,545
Preferred Stocks(a)	1,237,633	—	—	1,237,633

Bonds and Notes(a)	—	57,375	—	57,375

Total	$44,257,178	$57,375	$—	$44,314,553

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2017, there were no transfers among Levels 1, 2 and 3.

Global Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$565,452	$—	$565,452
France	—	893,504	—	893,504
Germany	—	373,446	—	373,446
Italy	—	201,733	—	201,733
Sweden	—	212,171	—	212,171
Switzerland	—	1,181,108	—	1,181,108
United Kingdom	—	919,819	—	919,819
United States	7,664,006	331,559	—	7,995,565
All Other Common Stocks(a)	2,317,739	—	—	2,317,739

Total Common Stocks	9,981,745	4,678,792	—	14,660,537

Short-Term Investments	—	250,590	—	250,590

Total	$9,981,745	$4,929,382	$—	$14,911,127

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

53  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

For the six months ended May 31, 2017, there were no transfers among Levels 1, 2 and 3.

Vaughan Nelson Select Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$132,742,985	$—	$—	$132,742,985
Closed-End Investment Companies	2,746,001	—	—	2,746,001
Short-Term Investments	—	5,298,735	—	5,298,735

Total	$135,488,986	$5,298,735	$—	$140,787,721

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options	$(545,340)	$ —	$—	$ (545,340)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2017, there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Dividend Income Fund and Select Fund used during the period include option contracts.

Dividend Income Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options, written call options and written put options for investment purposes. During the six months ended May 31, 2017, the Fund engaged in written call option transactions for hedging purposes.

Select Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use written call options and written put options for investment purposes. During the six months ended May 31, 2017, the Fund engaged in written call option transactions for investment purposes.

|  54

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

The following is a summary of derivative instruments for the Select Fund as of May 31, 2017, as reflected within the Statement of Assets and Liabilities:

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives
Equity contracts	$(545,340)

Transactions in derivative instruments for Dividend Income Fund during the six months ended May 31, 2017, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$25,059

Transactions in derivative instruments for Select Fund during the six months ended May 31, 2017, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$100,601

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$(110,589)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity, as a percentage of net assets, for Dividend Income Fund, based on month-end market values of underlying securities, at absolute value, was as follows for the six months ended May 31, 2017:

Dividend Income Fund**	Call Options Written
Average Market Value of Underlying Securities	0.57%
Highest Market Value of Underlying Securities	1.43%
Lowest Market Value of Underlying Securities	0.00%
Market Value of Underlying Securities as of May 31, 2017	0.00%

55  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

The volume of option contract activity, as a percentage of net assets, for Select Fund, based on month-end market values of underlying securities, at absolute value, was as follows for the six months ended May 31, 2017:

Select Fund**	Call Options Written
Average Market Value of Underlying Securities	8.41%
Highest Market Value of Underlying Securities	18.76%
Lowest Market Value of Underlying Securities	0.00%
Market Value of Underlying Securities as of May 31, 2017	17.25%

**	Market value of underlying instruments is determined as follows: for securities by multiplying option shares by the price of the option’s underlying security, as determined by the Fund’s Pricing Policies and Procedures.

The following is a summary of Dividend Income Fund’s written option activity:

Dividend Income Fund	Number of Contracts	Premiums
Outstanding at November 30, 2016	—	$—
Options written	256	25,059
Options expired	(256)	(25,059)

Outstanding at May 31, 2017	—	$—

The following is a summary of Select Fund’s written option activity:

Select Fund	Number of Contracts	Premiums
Outstanding at November 30, 2016	—	$—
Options written	3,217	664,765
Options terminated in closing purchase transactions	(1,447)	(184,218)
Options expired	(60)	(45,796)

Outstanding at May 31, 2017	1,710	$434,751

5.  Purchases and Sales of Securities.  For the six months ended May 31, 2017, purchases and sales of securities (excluding short-term investments, option contracts and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Dividend Income Fund	$17,785,328	$10,347,387
Global Growth Fund	3,581,459	914,085
Select Fund	56,940,499	55,238,809

|  56

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Funds, except Select Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on average daily net assets:

Fund	Percentage of Average Daily Net Assets
Dividend Income Fund	0.60%
Global Growth Fund	0.80%

NGAM Advisors, L.P. (“NGAM Advisors”), serves as investment adviser to the Select Fund. NGAM Advisors is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.85%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

NGAM Advisors has entered into a subadvisory agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.53%, calculated daily and payable monthly, based on the Fund’s average daily net assets. Payments to NGAM Advisors are reduced by the amount of payments to Vaughan Nelson.

Loomis Sayles and NGAM Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until March 31, 2018, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended May 31, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Dividend Income Fund	1.10%	1.85%	0.80%	0.85%
Global Growth Fund	1.30%	2.05%	1.00%	1.05%
Select Fund	1.30%	2.05%	1.00%	1.05%

57  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

Effective July 1, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Select Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Select Fund	1.25%	2.00%	0.95%	1.00%

These undertakings are in effect until March 31, 2019, may be terminated before then only with the consent of the Fund’s Board of Trustees, and will be reevaluated on an annual basis.

Loomis Sayles and NGAM Advisors shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended May 31, 2017, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Dividend Income Fund	$137,450	$97,224	$40,226	$0.60%	0.18%
Global Growth Fund	46,366	46,366	—	0.80%	—
Select Fund	574,246	60,054	514,192	0.85%	0.76%

[1]	Contractual management fee waivers are subject to possible recovery until November 30, 2018.

For the six months ended May 31, 2017, class-specific expenses have been reimbursed as follows :

	Reimbursement
Fund	Class A	Class C	Class Y	Total
Dividend Income Fund	$1,861	$1,299	$2,598	$5,758
Select Fund	117	27	1,356	1,500

In addition, the investment adviser reimbursed non-class specific expenses of Global Growth Fund in the amount of $69,063 for the six months ended May 31, 2017.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis US.

|  58

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended May 31, 2017, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Dividend Income Fund	$20,368	$10,632	$31,894
Global Growth Fund	429	39	116
Select Fund	26,505	9,348	28,045

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

59  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

For the six months ended May 31, 2017, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Dividend Income Fund	$10,252
Global Growth Fund	2,593
Select Fund	30,234

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended May 31, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Dividend Income Fund	$15,766
Global Growth Fund	373
Select Fund	27,304

As of May 31, 2017, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Dividend Income Fund	$243
Global Growth Fund	8
Select Fund	499

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

|  60

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended May 31, 2017 were as follows:

Fund	Commissions
Dividend Income Fund	$5,857
Select Fund	1,165

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Payment by Affiliates.  During the six months ended May 31, 2017, Loomis Sayles reimbursed Dividend Income Fund $314 in connection with a trading error.

61  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

h.  Affiliated Ownership.  As of May 31, 2017, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) and Natixis US and affiliates held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Retirement Plan	Natixis US	Total Affiliated Ownership
Dividend Income Fund	3.36%	—	3.36%
Global Growth Fund	—	41.87%	41.87%

Investment activities of affiliated shareholders could have material impacts on the Funds.

i.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors had given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through May 31, 2018 and is not subject to recovery under the expense limitation agreement described above.

For the period March 31, 2017 through May 31, 2017, NGAM Advisors reimbursed the Funds for transfer agency expenses as follows:

Fund	Reimbursement of Transfer Agency Expenses
Class N
Dividend Income Fund	$24
Global Growth Fund	24
Select Fund	24

7.  Class-Specific Transfer Agent Fees and Expenses.  For the period from March 31, 2017 through May 31, 2017, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Dividend Income Fund	$3,036	$1,717	$24	$3,936
Global Growth Fund	15	1	24	382
Select Fund	1,616	552	24	8,298

Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated,

|  62

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 13, 2017, the commitment fee was 0.10% per annum based on the average daily unused portion of the line of credit.

For the six months ended May 31, 2017, none of the Funds had borrowings under these agreements.

9.  Payable to Custodian Bank.  The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts bear interest at a rate per annum equal to the Federal Funds rate plus 2.00%. At May 31, 2017, payable to the custodian bank and interest incurred in connection with these overdrafts were as follows:

	Payable to Custodian Bank	Interest incurred on Overdrafts
Dividend Income Fund	$1,384,507	$143

10.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments on the Statements of Operations. For the six months ended May 31, 2017, amounts rebated under these agreements were as follows:

Fund	Rebates
Dividend Income Fund	$835
Global Growth Fund	236

11.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

63  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

The Select Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

12.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of May 31, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6h)	Total Percentage of Ownership
Dividend Income Fund	3	25.69%	—	25.69%
Global Growth Fund	2	22.42%	41.87%	64.29%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

13.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2017		Year Ended November 30, 2016
Dividend Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	420,779	$4,698,324	475,395	$4,758,020
Issued in connection with the reinvestment of distributions	14,609	164,638	158,404	1,559,174
Redeemed	(465,695)	(5,238,190)	(301,504)	(3,051,100)

Net change	(30,307)	$(375,228)	332,295	$3,266,094

Class C
Issued from the sale of shares	428,506	$4,725,179	264,338	$2,671,001
Issued in connection with the reinvestment of distributions	5,369	60,382	43,940	431,029
Redeemed	(102,800)	(1,150,616)	(122,480)	(1,238,735)

Net change	331,075	$3,634,945	185,798	$1,863,295

Class N(a)
Issued from the sale of shares	88	$1,000	—	$—

Net change	88	$1,000	—	$—

Class Y
Issued from the sale of shares	1,023,027	$11,387,001	948,650	$9,537,161
Issued in connection with the reinvestment of distributions	20,512	231,283	156,717	1,546,441
Redeemed	(691,102)	(7,751,985)	(604,665)	(6,018,858)

Net change	352,437	$3,866,299	500,702	$5,064,744

Increase (decrease) from capital share transactions	653,293	$7,127,016	1,018,795	$10,194,133

(a)	From commencement of Class operations on March 31, 2017 through May 31, 2017.

65  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

13.  Capital Shares (continued).

	Six Months Ended May 31, 2017			Period Ended November 30, 2016*
Global Growth Fund	Shares		Amount	Shares	Amount
Class A
Issued from the sale of shares	39,219		$451,121	24,823	$256,235
Issued in connection with the reinvestment of distributions	433		4,494	—	—
Redeemed	—		—	(6,341)	(68,887)

Net change	39,652		$455,615	18,482	$187,348

Class C
Issued from the sale of shares	1,934		$22,329	7,327	$79,960
Issued in connection with the reinvestment of distributions	49		505	—	—
Redeemed	—	(a)	(2)	(4,977)	(51,110)

Net change	1,983		$22,832	2,350	$28,850

Class N(b)
Issued from the sale of shares	89		$1,000	—	$—

Net change	89		$1,000	—	$—

Class Y
Issued from the sale of shares	306,883		$3,499,716	964,508	$9,810,284
Issued in connection with the reinvestment of distributions	23,577		244,733	—	—
Redeemed	(96,385)		(1,069,893)	(36,670)	(383,485)

Net change	234,075		$2,674,556	927,838	$9,426,799

Increase (decrease) from capital share transactions	275,799		$3,154,003	948,670	$9,642,997

*	From commencement of operations on March 31, 2016 through November 30, 2016.
(a)	Amount rounds to less than one share.
(b)	From commencement of Class operations on March 31, 2017 through May 31, 2017.

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Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

13.  Capital Shares (continued).

	Six Months Ended May 31, 2017		Year Ended November 30, 2016
Select Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	127,243	$2,027,195	644,994	$9,217,244
Issued in connection with the reinvestment of distributions	19,215	294,183	20,111	292,611
Redeemed	(218,441)	(3,521,663)	(398,309)	(5,835,075)

Net change	(71,983)	$(1,200,285)	266,796	$3,674,780

Class C
Issued from the sale of shares	43,821	$669,235	255,593	$3,514,427
Issued in connection with the reinvestment of distributions	7,207	106,591	8,415	119,241
Redeemed	(119,097)	(1,826,966)	(135,064)	(1,903,161)

Net change	(68,069)	$(1,051,140)	128,944	$1,730,507

Class N(a)
Issued from the sale of shares	61	$1,000	—	$—

Net change	61	$1,000	—	$—

Class Y
Issued from the sale of shares	931,230	$14,799,708	3,760,483	$54,524,967
Issued in connection with the reinvestment of distributions	114,285	1,756,565	115,600	1,688,911
Redeemed	(1,180,586)	(18,794,674)	(2,403,148)	(34,234,336)

Net change	(135,071)	$(2,238,401)	1,472,935	$21,979,542

Increase (decrease) from capital share transactions	(275,062)	$(4,488,826)	1,868,675	$27,384,829

(a)	From commencement of Class operations on March 31, 2017 through May 31, 2017.

67  |

NATIXIS FUNDS

Supplement dated June 30, 2017 to the Natixis Funds Summary Prospectuses, dated February 28, 2017, March 31, 2017, and May 1, 2017, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund

ASG Dynamic Allocation Fund

ASG Global Alternatives Fund

ASG Managed Futures Strategy Fund

ASG Tactical U.S. Market Fund

Gateway Equity Call Premium Fund

Gateway Fund

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Dividend Income Fund

Loomis Sayles Global Equity and Income Fund

Loomis Sayles Global Growth Fund

Loomis Sayles Growth Fund

Loomis Sayles High Income Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Multi-Asset Income Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Loomis Sayles Strategic Alpha Fund

Loomis Sayles Strategic Income Fund

Loomis Sayles Value Fund

McDonnell Intermediate Municipal Bond Fund

Mirova Global Green Bond Fund

Mirova Global Sustainable Equity Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis Sustainable Future 2015 Fund

Natixis Sustainable Future 2020 Fund

Natixis Sustainable Future 2025 Fund

Natixis Sustainable Future 2030 Fund

Natixis Sustainable Future 2035 Fund

Natixis Sustainable Future 2040 Fund

Natixis Sustainable Future 2045 Fund

Natixis Sustainable Future 2050 Fund

Natixis Sustainable Future 2055 Fund

Natixis Sustainable Future 2060 Fund

Natixis U.S. Equity Opportunities Fund

Vaughan Nelson Select Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

VAUGHAN NELSON SELECT FUND

Effective July 1, 2017, NGAM Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively.

This undertaking is in effect through March 31, 2019.

This page not part of shareholder report

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.27%	0.27%	0.21%[1]	0.27%[1]	0.27%
Total annual fund operating expenses	1.37%	2.12%	1.06%	1.37%	1.12%
Fee waiver and/or expense reimbursement[2,3]	0.12%	0.12%	0.11%	0.12%	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.25%	2.00%	0.95%	1.25%	1.00%

1	Other expenses are estimated for the current fiscal year.

2	NGAM Advisors, L.P. (“NGAM Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, dividend expenses on securities sold short, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

3	NGAM Advisors, L.P. (“NGAM Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through March 31, 2018 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This page not part of shareholder report

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$695	$963	$1,262	$2,108
Class C	$303	$642	$1,118	$2,434
Class N	$97	$317	$565	$1,275
Class T	$374	$651	$960	$1,836
Class Y	$102	$334	$595	$1,343

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$203	$642	$1,118	$2,434

AEW Real Estate Fund

ASG Dynamic Allocation Fund

ASG Global Alternatives Fund

ASG Managed Futures Strategy Fund

ASG Tactical U.S. Market Fund

Gateway Equity Call Premium Fund

Gateway Fund

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Dividend Income Fund

Loomis Sayles Global Equity and Income Fund

Loomis Sayles Global Growth Fund

Loomis Sayles Growth Fund

Loomis Sayles High Income Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Multi-Asset Income Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Loomis Sayles Strategic Alpha Fund

Loomis Sayles Strategic Income Fund

Loomis Sayles Value Fund

Mirova Global Green Bond Fund

Mirova Global Sustainable Equity Fund

McDonnell Intermediate Municipal Bond Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

Vaughan Nelson Select Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

Effective July 1, 2017, the information under sub-sections “Class A and C Shares” and “Class A Shares,” as applicable, in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50

For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50

For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50

Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

This page not part of shareholder report

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Effective July 1, 2017, the information under sub-section “Class Y Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

This page not part of shareholder report

SEMIANNUAL REPORT

May 31, 2017

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Portfolio Review page 1

Portfolio of Investments page 10

Financial Statements page  23

Notes to Financial Statements page 30

Shareholder Supplementenclosed

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Managers:	Symbols:
Kevin J. Perry	Class A LSFAX
John R. Bell	Class C LSFCX
Loomis, Sayles & Company, L.P.	Class N LSFNX
Class Y LSFYX

Investment Goal

The Fund seeks to provide a high level of current income.

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Average Annual Total Returns — May 31, 20174

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 9/30/11)[1]				Class A/C/Y	Class N
NAV	3.37%	8.57%	5.39%	6.55%	—%	0.88%	0.80%

Class A (Inception 9/30/11)
NAV	3.24	8.32	5.12	6.28	—	1.13	1.05
With 3.50% Maximum Sales Charge	-0.39	4.54	4.36	5.60	—

Class C (Inception 9/30/11)
NAV	2.88	7.44	4.33	5.49	—	1.88	1.80
With CDSC[2]	1.88	6.44	4.33	5.49	—

Class N (Inception 3/31/2017)
NAV	—	—	—	—	0.79	0.81	0.75

Comparative Performance
S&P/LSTA Leveraged Loan Index[3]	3.14	7.49	4.73	5.39	0.80

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	9/30/11 represents the date Class Y shares were first registered for public sale under the Securities Act of 1933. 9/16/11 represents commencement of operations for Class Y shares for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	The S&P/LSTA Leveraged Loan Index (LLI) covers more than 1,100 loan facilities and reflects the market-value-weighted performance of U.S. dollar-denominated institutional leveraged loans.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 3/31/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  2

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

3  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2016 through May 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2016	ENDING ACCOUNT VALUE 5/31/2017	EXPENSES PAID DURING PERIOD* 12/1/2016 – 5/31/2017
Class A
Actual	$1,000.00	$1,032.40	$5.32	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	*
Class C
Actual	$1,000.00	$1,028.80	$9.10	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05	*
Class N
Actual	$1,000.00	$1,007.90	$1.26	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	*
Class Y
Actual	$1,000.00	$1,033.70	$4.06	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on March 31, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (61), divided by 365 (to reflect the partial period).

5  |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Adviser’s financial results and financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and fee differentials against the Fund’s peer group/category, performance

|  6

ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement at its meeting held in June 2017. The Agreement was continued for a one-year period for the Fund. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”). They also considered the administrative services provided by NGAM Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that also measured the performance of the Fund on a risk adjusted basis.

The Board noted that, through December 31, 2016, the Fund’s one- and three-year performance stated as percentile rankings within categories selected by the independent third-party data provider was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year
Loomis Sayles Senior Floating Rate and Fixed Income Fund	22%	2%

7  |

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and/or other relevant factors supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund, as well as the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Fund has an expense cap in place and the Trustees also considered the amounts waived or reimbursed by the Advisor for the Fund, which had current expenses above the cap.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

|  8

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that although the Fund’s management fee was not subject to breakpoints, the Fund was subject to an expense cap or waiver. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•	The nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates under the Agreements.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2018.

9  |

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 90.0% of Net Assets
	Aerospace & Defense — 1.6%
$2,465,000	Advanced Integration Technology LP, 2017 Term Loan B, 3/21/2023(b)	$2,489,650
9,912,120	Advanced Integration Technology LP, 2017 Term Loan B, 6.545%, 3/21/2023(c)	10,011,242
11,070,000	Constellis Holdings LLC, 2017 Term Loan B, 6.155%, 4/13/2024(c)	10,942,031
8,604,325	Engility Corp., Term Loan B2, 4.827%, 8/12/2023(d)	8,690,368
11,256,311	Magnolia Energy LP, 2017 Term Loan, 6.300%, 4/29/2024(c)	11,333,754
3,020,893	WP CPP Holdings LLC, Term Loan B3, 4.671%, 12/28/2019(d)	2,847,191

		46,314,236

	Automotive — 5.2%
10,384,000	BBB Industries U.S. Holdings, Inc., 2014 1st Lien Term Loan, 6.045%, 11/03/2021(c)	10,474,860
10,151,000	Bright Bidco B.V, Term Loan B, 2/27/2024(b)	10,303,265
16,406,474	Capital Automotive LP, 2017 2nd Lien Term Loan, 7.029%, 3/24/2025(c)	16,734,603
14,089,592	Dayco Products LLC, 2017 Term Loan B, 5/08/2023(b)	14,089,592
6,914,723	Gates Global LLC, 2017 USD Term Loan B, 4.408%, 4/01/2024(c)	6,941,345
10,110,000	Innovative Xcessories & Services LLC, Term Loan B, 5.750%, 11/29/2022(c)	10,185,825
4,867,540	J.D. Power and Associates, 1st Lien Term Loan, 5.295%, 9/07/2023(c)	4,891,878
9,899,190	K&N Engineering, Inc., 1st Lien Term Loan, 5.795%, 10/19/2023(c)	9,923,938
9,706,058	Sage Automotive Holdings, Inc., 2016 1st Lien Term Loan, 6.045%, 10/27/2022(c)	9,754,588
12,707,695	Solera LLC, USD Term Loan B, 4.295%, 3/03/2023(c)	12,789,660
4,458,000	Trader Corp., 2017 Term Loan B, 4.290%, 9/28/2023(c)	4,461,700
1,517,000	Truck Hero, Inc., 1st Lien Term Loan, 4/21/2024(b)	1,507,048
12,829,000	Truck Hero, Inc., 1st Lien Term Loan, 5.156%, 4/21/2024(c)	12,744,842
8,319,922	U.S. Farathane LLC, Reprice Term Loan, 12/23/2021(b)	8,377,163
1,975,000	U.S. Farathane LLC, Reprice Term Loan, 5.147%, 12/23/2021(c)	1,988,588
13,859,091	Wand Intermediate I LP, 2nd Lien Term Loan, 8.326%, 9/19/2022(c)	13,859,091

		149,027,986

	Building Materials — 2.3%
3,754,000	CPG International, Inc., 2017 Term Loan, 4.897%, 5/03/2024(c)	3,760,269
7,428,000	DiversiTech Corp., 2017 1st Lien Term Loan, 5/05/2024(b)	7,446,570
4,151,143	Floor and Decor Outlets of America, Inc., 2017 Term Loan, 4.550%, 9/30/2023(c)	4,187,466
10,901,000	Interior Logic Group, Inc., 2017 Term Loan B, 7.000%, 3/01/2024(c)	10,764,738
10,066,770	IPS Corp., 2016 1st Lien Term Loan, 6.250%, 12/20/2023(c)	10,016,436
8,039,438	Morsco, Inc., Term Loan B, 8.000%, 10/31/2023(c)	8,116,455
3,112,200	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 11/15/2023(b)	3,099,751
5,631,000	VC GB Holdings, Inc., 1st Lien Term Loan, 4.794%, 2/28/2024(c)	5,659,155
5,607,000	VC GB Holdings, Inc., 2nd Lien Term Loan, 9.044%, 2/28/2025(c)	5,522,895
5,659,815	Wilsonart LLC, 2016 Term Loan, 4.650%, 12/19/2023(c)	5,699,434

		64,273,169

	Cable Satellite — 0.1%
3,064,944	DigitalGlobe, Inc., 2016 Term Loan B, 3.795%, 1/15/2024(c)	3,068,776

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Chemicals — 3.1%
$5,489,157	Allnex (Luxembourg) & Cy SCA, 2016 USD Term Loan B2, 4.406%, 9/13/2023(d)	$5,506,338
4,135,478	Allnex USA, Inc., USD Term Loan B3, 4.406%, 9/13/2023(d)	4,148,422
1,257,982	ASP Chromaflo Dutch I BV, Term Loan B2, 5.045%, 11/18/2023(c)	1,261,920
3,030,000	ASP Chromaflo Intermediate Holdings, Inc., 2016 2nd Lien Term Loan, 9.045%, 11/14/2024(c)	3,007,275
967,440	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 5.045%, 11/18/2023(c)	970,468
16,373,343	Avantor Performance Materials Holdings LLC, 2017 1st Lien Term Loan, 5.050%, 3/10/2024(c)	16,404,124
7,956,286	Avantor Performance Materials Holdings LLC, 2017 2nd Lien Term Loan, 9.300%, 3/10/2025(c)	8,095,521
2,336,800	DuBois Chemicals, Inc., 2017 1st Lien Term Loan B, 4.881%, 3/15/2024(c)	2,344,114
584,200	DuBois Chemicals, Inc., 2017 Delayed Draw Term Loan, 3/15/2024(e)	586,029
14,928,216	Kraton Polymers LLC, 2016 Term Loan B, 5.045%, 1/06/2022(c)	15,113,624
8,752,110	Methanol Holdings (Trinidad) Ltd., Term Loan B, 4.545%, 6/30/2022(c)	8,730,230
7,137,157	Nexeo Solutions LLC, 2017 Term Loan B, 6/09/2023(b)	7,215,238
6,064,999	Plaskolite, Inc., 1st Lien Term Loan, 5.147%, 11/03/2022(c)	6,087,743
8,063,000	Transcendia, Inc., 1st Lien Term Loan B, 5/10/2024(b)	8,103,315

		87,574,361

	Construction Machinery — 0.4%
6,686,991	Onsite U.S. Finco LLC, Term Loan, 5.524%, 7/30/2021(c)(f)(g)	4,346,544
5,511,000	Utility One Source LP, Term Loan B, 6.533%, 4/07/2023(c)	5,614,331

		9,960,875

	Consumer Cyclical Services — 7.7%
12,508,156	Access CIG LLC, 1st Lien Term Loan, 6.017%, 10/18/2021(c)	12,545,680
11,425,000	AlixPartners LLP, 2017 Term Loan B, 4.150%, 4/04/2024(c)	11,494,578
2,651,609	Allied Universal Holdco LLC, 2017 Delayed Draw Term Loan, 7/28/2022(e)	2,661,553
928,000	Array Canada Inc., Term Loan B, 2/10/2023(b)	921,040
10,133,000	Array Canada, Inc., Term Loan B, 6.068%, 2/10/2023(c)	10,057,003
5,366,000	ASP MCS Acquisition Corp., Term Loan B, 5/12/2024(b)	5,419,660
11,233,246	ConvergeOne Holdings Corp., 1st Lien Term Loan, 6.522%, 6/17/2020(c)	11,233,246
16,369,029	DTI Holdco, Inc., 2016 Term Loan B, 6.421%, 9/30/2023(d)	16,051,961
15,721,223	DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.440%, 11/04/2021(d)	15,756,910
1,128,000	DTZ U.S. Borrower LLC, 2nd Lien Term Loan, 9.422%, 11/04/2022(c)	1,124,244
1,066,297	Garda World Security Corp., 2017 Term Loan, 5/24/2024(b)	1,068,515
4,441,618	Garda World Security Corp., 2017 Term Loan, 5.043%, 5/24/2024(c)	4,450,857
8,363,502	Imagine! Print Solutions, Inc., Term Loan B, 7.147%, 3/30/2022(c)	8,373,956
2,858,571	Mergermarket USA, Inc., 2nd Lien Term Loan, 2/04/2022(b)	2,858,571
10,449,000	Mergermarket USA, Inc., 2nd Lien Term Loan, 7.602%, 2/04/2022(c)	10,449,000
13,432,923	Mister Car Wash Holdings, Inc., 2017 Term Loan B, 8/21/2021(b)	13,449,714
1,823,326	Mister Car Wash Holdings, Inc., Delayed Draw Term Loan, 5.270%, 8/20/2021(c)	1,825,605
9,093,261	Mister Car Wash Holdings, Inc., Term Loan B, 5.300%, 8/20/2021(c)	9,104,627
10,520,633	Nature’s Bounty Co. (The), 2017 USD Term Loan B, 4.647%, 5/05/2023(c)	10,518,423
11,802,000	PSAV Holdings LLC, Term Loan B, 4.589%, 4/27/2024(d)	11,787,248

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — continued
$4,565,076	STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.397%, 6/30/2022(c)	$4,131,393
10,244,597	TruGreen LP, 1st Lien Term Loan B, 6.500%, 4/13/2023(c)	10,327,886
2,873,277	TwentyEighty, Inc., PIK Term Loan B, 1.000%, 3/31/2020(c)(h)	1,537,203
2,033,947	TwentyEighty, Inc., PIK Term Loan C, 0.250%, 3/31/2020(c)(h)	1,088,162
8,627,645	U.S. Security Associates Holdings, Inc., 2016 Term Loan, 6.147%, 7/14/2023(c)	8,724,706
5,212,935	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, 5.260%, 12/19/2023(d)	5,225,967
5,415,234	William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 4.300%, 5/06/2021(d)	5,440,036
3,140,154	William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 5/06/2022(b)	3,166,311
6,714,667	William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 8.295%, 5/06/2022(c)	6,770,600
11,400,212	Xerox Business Services LLC, USD Term Loan B, 4.993%, 12/07/2023(c)	11,574,065

		219,138,720

	Consumer Products — 4.1%
1,898,667	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 7/25/2022(b)	1,855,947
23,908,838	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 7.545%, 7/25/2022(c)	23,370,889
7,979,909	Augusta Sportswear Group, Inc., Term Loan B, 5.545%, 10/26/2023(c)	7,940,009
3,180,000	Highline Aftermarket Acquisition LLC, Term Loan B, 5.313%, 3/17/2024(c)	3,195,900
10,705,012	Information Resources, Inc., 1st Lien Term Loan, 5.260%, 1/18/2024(c)	10,801,999
7,019,000	Inmar Holdings, Inc., 2017 1st Lien Term Loan B, 4.670%, 5/01/2024(c)	7,023,422
8,678,775	Ozark Holdings LLC, Term Loan B, 5.795%, 7/01/2023(c)	8,754,714
3,350,000	Polyconcept Investments B.V., USD 2016 Term Loan B, 8/10/2023(b)	3,350,000
10,754,856	Polyconcept Investments BV, USD 2016 Term Loan B, 6.295%, 8/10/2023(c)	10,754,856
5,996,000	Radio Systems Corp., Term Loan B, 4.545%, 5/02/2024(c)	6,018,485
7,178,010	Serta Simmons Bedding LLC, 1st Lien Term Loan, 4.586%, 11/08/2023(d)	7,199,544
7,490,000	Serta Simmons Bedding LLC, 2nd Lien Term Loan, 9.179%, 11/08/2024(c)	7,555,538
9,334,842	SRAM LLC, 2017 Term Loan, 4.613%, 3/15/2024(d)	9,358,179
7,507,092	Strategic Partners, Inc., 2016 Term Loan, 5.545%, 6/30/2023(c)	7,582,163
1,756,018	Varsity Brands, Inc., 1st Lien Term Loan, 4.500%, 12/11/2021(c)	1,765,114

		116,526,759

	Diversified Manufacturing — 1.6%
3,944,098	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(c)(f)(g)	2,129,813
11,961,363	Cortes NP Acquisition Corp., 2017 Term Loan B, 5.000%, 11/30/2023(c)	12,066,025
17,342,841	CPI Acquisition, Inc., Term Loan B, 5.834%, 8/17/2022(c)	15,326,736
4,365,000	CPI International, Inc., New Term Loan B, 4.300%, 4/07/2021(c)	4,365,000
2,518,804	Douglas Dynamics Holdings, Inc., 2017 Term Loan B, 4.550%, 12/31/2021(c)	2,559,734
1,109,934	Dynacast International LLC, Term Loan B, 4.397%, 1/28/2022(c)	1,113,408
8,104,922	NN, Inc., 2016 Term Loan B, 5.295%, 10/19/2022(c)	8,086,686

		45,647,402

	Electric — 1.8%
8,775,982	APLP Holdings LP, 2016 Term Loan B, 5.295%, 4/13/2023(c)	8,781,510

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$2,499,225	Dynegy, Inc., 2017 Term Loan C, 4.250%, 2/07/2024(c)	$2,495,651
8,583,497	Mirion Technologies, Inc., Term Loan B, 5.897%, 3/31/2022(c)	8,562,038
9,879,569	PrimeLine Utility Services LLC, Term Loan, 6.621%, 11/12/2022(d)	9,743,725
11,260,841	TerraForm AP Acquisition Holdings LLC, Term Loan B, 5.647%, 6/26/2022(c)	11,345,298
9,904,247	TPF II Power LLC, Term Loan B, 5.045%, 10/02/2023(c)	9,832,045

		50,760,267

	Environmental — 0.7%
5,226,076	EnergySolutions LLC, New Term Loan, 6.800%, 5/29/2020(c)	5,291,402
2,437,404	EWT Holdings III Corp., 1st Lien Term Loan, 4.897%, 1/15/2021(c)	2,446,544
965,126	EWT Holdings III Corp., 2016 1st Lien Term Loan, 5.647%, 1/15/2021(c)	971,158
10,903,167	SiteOne Landscape Supply, Inc., 2017 Term Loan B, 4/29/2022(b)	10,971,312

		19,680,416

	Finance Companies — 0.2%
6,619,014	iStar, Inc., 2016 Term Loan B, 4.750%, 7/01/2020(c)	6,693,478

	Financial Other — 2.2%
10,108,818	Ascensus, Inc., 2017 Term Loan, 5.024%, 12/03/2022(c)	10,181,500
11,179,697	DBRS Ltd., Term Loan, 6.452%, 3/04/2022(c)	10,816,357
7,965,803	Eze Castle Software, Inc., New 2nd Lien Term Loan, 7.647%, 4/05/2021(c)	7,949,234
6,898,000	Focus Financial Partners LLC, 1st Lien Term Loan, 5/22/2024(b)	6,941,113
9,355,131	Institutional Shareholder Services, Inc., Term Loan, 5.606%, 4/30/2021(c)	9,355,131
4,156,786	Resolute Investment Managers, Inc., 1st Lien Term Loan, 5.397%, 4/30/2022(c)	4,163,728
13,213,575	Victory Capital Management, Inc., Term Loan B, 8.647%, 10/31/2021(c)	13,378,745

		62,785,808

	Food & Beverage — 2.4%
4,141,000	Arctic Glacier U.S.A., Inc., 2017 Term Loan B, 5.295%, 3/20/2024(c)	4,190,195
11,876,203	ASP MSG Acquisition Co., Inc., 2017 Term Loan B, 5.147%, 8/16/2023(c)	11,965,274
9,442,912	CPM Holdings, Inc., Term Loan B, 5.295%, 4/11/2022(c)	9,541,307
9,173,010	Culligan International Co., 2016 1st Lien Term Loan, 5.000%, 12/13/2023(c)	9,224,654
12,690,814	Give & Go Prepared Foods Corp., 1st Lien Term Loan, 6.647%, 7/29/2023(c)	12,817,722
3,403,895	Packers Holdings LLC, Term Loan B, 4.805%, 12/02/2021(c)	3,429,424
8,816,110	Proampac PG Borrower LLC, 2016 1st Lien Term Loan, 5.098%, 11/18/2023(d)	8,948,352
9,077,000	TKC Holdings, Inc., 2017 Term Loan, 4.750%, 2/01/2023(c)	9,114,851

		69,231,779

	Gaming — 0.1%
4,133,000	Gateway Casinos & Entertainment Ltd., Term Loan B1, 4.794%, 2/22/2023(c)	4,182,927

	Health Insurance — 2.1%
13,766,306	AssuredPartners, Inc., 2017 Term Loan, 10/21/2022(b)	13,772,088
13,856,026	Highland Acquisitions Holdings LLC, Term Loan B, 6.545%, 11/30/2022(c)	13,682,825
12,833,061	Hyperion Insurance Group Ltd., 2017 Term Loan B, 4/29/2022(b)	12,900,435
5,375,984	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 6.795%, 2/28/2022(c)	5,389,424
14,031,478	Sedgwick Claims Management Services, Inc., Incremental 2nd Lien Term Loan, 6.952%, 2/28/2022(c)	14,060,663

		59,805,435

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Healthcare — 6.7%
$8,464,493	ATI Holdings Acquisition, Inc., 2016 Term Loan, 5.650%, 5/10/2023(c)	$8,545,582
11,017,000	BCPE Eagle Buyer LLC, 2017 1st Lien Term Loan, 5.339%, 3/18/2024(d)	10,989,458
13,543,000	CareCore National LLC, Term Loan B, 3/05/2021(b)	13,644,572
2,460,573	CHG Healthcare Services, Inc., 2017 Term Loan B, 6/07/2023(b)	2,482,103
2,460,573	CHG Healthcare Services, Inc., Term Loan B, 4.921%, 6/07/2023(d)	2,482,103
7,236,102	CT Technologies Intermediate Holdings, Inc., New 1st Lien Term Loan, 5.295%, 12/01/2021(c)	7,154,696
4,988,003	Explorer Holdings, Inc., 2016 Term Loan B, 6.170%, 5/02/2023(c)	5,030,102
10,169,959	FHC Health Systems, Inc., 2014 Term Loan, 5.045%, 12/23/2021(c)	9,547,049
866,876	Global Healthcare Exchange LLC, 2015 Term Loan B, 5.295%, 8/15/2022(c)	877,347
12,428,539	Greatbatch Ltd., 2017 Term Loan B, 4.510%, 10/27/2022(c)	12,512,432
17,785,721	HC Group Holdings III, Inc., Term Loan B, 6.045%, 4/07/2022(c)	17,518,936
2,801,852	Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.044%, 5/31/2021(c)	2,645,116
8,521,469	NMSC Holdings, Inc., 1st Lien Term Loan, 6.147%, 4/19/2023(c)	8,414,951
11,768,347	NVA Holdings, Inc., 2nd Lien Term Loan, 8.147%, 8/14/2022(c)	11,886,030
6,414,270	NVA Holdings, Inc., USD 1st Lien Term Loan B2, 4.647%, 8/14/2021(c)	6,478,413
13,297,357	Onex TSG Holdings II Corp., 1st Lien Term Loan, 5.045%, 7/31/2022(c)	13,297,357
11,602,000	Patterson Medical Holdings, Inc., 1st Lien Term Loan, 5.794%, 8/28/2022(c)	11,304,757
2,285,273	Press Ganey Holdings, Inc., 1st Lien Term Loan, 4.295%, 10/21/2023(c)	2,288,129
7,861,974	Surgery Center Holdings, Inc., New 1st Lien Term Loan, 4.750%, 11/03/2020(c)	7,881,629
14,669,000	Team Health Holdings, Inc., 1st Lien Term Loan, 3.795%, 2/06/2024(c)	14,581,866
9,910,000	Tecomet, Inc., 2017 Term Loan B, 4.922%, 4/13/2024(c)	9,959,550
10,545,835	U.S. Renal Care, Inc., 2015 Term Loan B, 5.397%, 12/31/2022(c)	10,295,371

		189,817,549

	Home Construction — 1.1%
13,482,422	LBM Borrower LLC, 1st Lien Term Loan, 6.436%, 8/20/2022(d)	13,528,127
8,879,745	Zodiac Pool Solutions LLC, 1st Lien Term Loan, 5.647%, 12/20/2023(c)	8,924,144
8,879,745	Zodiac Pool Solutions LLC, 2017 1st Lien Term Loan, 12/20/2023(b)	8,924,144

		31,376,415

	Independent Energy — 1.4%
6,160,000	California Resources Corp., Second Out Term Loan, 11.375%, 12/31/2021(c)	6,810,681
8,595,269	Chesapeake Energy Corp., Term Loan, 8.686%, 8/23/2021(c)	9,261,402
17,968,712	Gavilan Resources LLC, 2nd Lien Term Loan, 7.000%, 3/01/2024(c)	17,766,564
2,072,574	MEG Energy Corp., 2017 Term Loan B, 4.627%, 12/31/2023(d)	2,065,838
4,408,861	P2 Upstream Acquisition Co., 1st Lien Term Loan, 5.180%, 10/30/2020(c)	4,309,661

		40,214,146

	Industrial Other — 6.9%
16,123,355	Allied Universal Holdco LLC, 2015 Term Loan, 4.790%, 7/28/2022(c)	16,198,974
6,341,617	Brickman Group Ltd. LLC, 2nd Lien Term Loan, 7.500%, 12/17/2021(c)	6,354,808
6,869,000	Crosby U.S. Acquisition Corp., 2nd Lien Term Loan, 7.172%, 11/22/2021(c)	5,649,752
8,295,690	Dexter Axle Co., USD Term Loan, 6.438%, 12/30/2022(c)	8,243,842
5,062,857	Duke Finance LLC, 2017 1st Lien Term Loan, 6.147%, 2/21/2024(c)	5,111,359
14,769,590	Eastman Kodak Co., Exit Term Loan, 7.422%, 9/03/2019(c)	14,695,742
5,538,209	Hampton Rubber Co., 1st Lien Term Loan, 5.045%, 3/27/2021(c)	5,067,461

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Industrial Other — continued
$4,799,224	Harland Clarke Holdings Corp., Term Loan B5, 7.147%, 12/31/2021(c)	$4,817,221
11,788,203	Harland Clarke Holdings Corp., Term Loan B6, 6.631%, 2/09/2022(d)	11,776,415
4,783,672	Laureate Education, Inc., 2017 Term Loan B, 4/26/2024(b)	4,792,235
4,878,000	Laureate Education, Inc., 2017 Term Loan B, 5.545%, 4/26/2024(c)	4,886,732
9,659,000	LTI Holdings, Inc., 2017 1st Lien Term Loan, 5.750%, 5/08/2024(c)	9,564,825
12,088,201	Merrill Communications LLC, 2015 Term Loan, 6.422%, 6/01/2022(c)	12,063,058
4,391,930	MTS Systems Corp., Term Loan B, 5.250%, 7/05/2023(c)	4,438,616
8,218,479	NES Global Talent Ltd., 1st Lien Term Loan, 6.672%, 10/03/2019(c)	7,396,631
7,488,211	North American Lifting Holdings, Inc., 1st Lien Term Loan, 5.647%, 11/27/2020(c)	7,113,800
7,369,000	Oxbow Carbon LLC, 2017 Term Loan B, 4.545%, 1/19/2020(c)	7,442,690
5,081,269	Power Products LLC, Term Loan, 5.656%, 12/20/2022(c)	5,106,675
7,880,250	Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 4.294%, 5/02/2022(c)	7,943,607
4,027,545	Research Now Group, Inc., Term Loan, 5.647%, 3/18/2021(c)(f)(g)	3,977,201
13,943,000	Sterigenics-Nordion Holdings LLC, 2017 Term Loan B, 4.150%, 5/15/2022(c)	13,873,285
11,221,599	Trojan Battery Co. LLC, 2013 Term Loan, 5.876%, 6/11/2021(d)	11,207,572
3,987,000	Unifrax Corp., 2017 USD Term Loan B, 4.900%, 4/04/2024(c)	4,006,935
1,860,000	Ventia Deco LLC, 2016 Term Loan B, 4.662%, 5/21/2022(c)	1,873,950
12,364,556	WireCo WorldGroup, Inc., 1st Lien Term Loan, 6.702%, 9/30/2023(c)	12,452,097

		196,055,483

	Internet & Data — 2.5%
15,077,875	Cision U.S., Inc., USD Term Loan B, 7.147%, 6/16/2023(c)	15,179,651
13,158,476	EIG Investors Corp., 2013 Term Loan, 6.680%, 11/09/2019(d)	13,174,924
3,903,205	EIG Investors Corp., 2016 Term Loan, 6.179%, 2/09/2023(d)	3,910,543
3,435,526	MH Sub I LLC, 1st Lien Term Loan, 4.795%, 7/08/2021(c)	3,464,522
1,511,848	MH Sub I LLC, 2017 Delayed Draw Term Loan, 7/08/2021(e)	1,525,077
2,764,617	MH Sub I LLC, 2017 Incremental 1st Lien Term Loan, 4.795%, 7/08/2021(c)	2,788,807
10,821,086	MH Sub I LLC, 2nd Lien Term Loan, 8.545%, 7/08/2022(c)	10,963,167
2,178,000	NeuStar, Inc., 2nd Lien Term Loan, 2/24/2025(b)	2,202,502
3,534,000	NeuStar, Inc., Term Loan B2, 2/28/2024(b)	3,568,244
7,188,707	Polycom, Inc., 1st Lien Term Loan, 6.274%, 9/27/2023(d)	7,255,202
8,366,114	YP LLC, USD Term Loan B, 12.250%, 6/04/2018(c)	8,198,792

		72,231,431

	Leisure — 1.7%
19,433,682	AMF Bowling Centers, Inc., 2016 Term Loan, 6.045%, 8/17/2023(c)	19,628,019
4,508,813	Cast and Crew Payroll LLC, 2017 1st Lien Term Loan, 4.650%, 8/12/2022(c)	4,516,343
6,676,330	CDS U.S. Intermediate Holdings, Inc., 1st Lien Term Loan, 5.147%, 7/08/2022(c)	6,729,540
3,931,000	CDS U.S. Intermediate Holdings, Inc., 2nd Lien Term Loan, 9.250%, 7/10/2023(c)	3,914,608
9,604,188	Leslie’s Poolmart, Inc., 2016 Term Loan, 4.871%, 8/16/2023(d)	9,660,757
4,455,413	Marine Acquisition Corp., 2017 Add on Term Loan B, 5/18/2021(b)	4,460,982

		48,910,249

	Media Entertainment — 4.0%
9,603,750	ALM Media Holdings, Inc., 1st Lien Term Loan, 5.647%, 7/31/2020(c)(f)(g)	8,739,413

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Media Entertainment — continued
$7,800,853	Alpha Media LLC, 2016 Term Loan, 7.120%, 2/25/2022(d)	$7,410,810
6,076,823	Camelot UK Holdco Ltd., 2017 Term Loan B, 4.545%, 10/03/2023(c)	6,118,632
7,060,908	CBS Radio, Inc., Term Loan B, 4.510%, 10/17/2023(c)	7,122,691
13,698,268	Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 5.250%, 6/07/2023(c)	12,891,851
9,371,263	Cumulus Media Holdings, Inc., 2013 Term Loan, 4.300%, 12/23/2020(c)	7,423,821
1,055,725	Dex Media, Inc., Term Loan, 11.045%, 7/29/2021(c)	1,079,478
1,419,177	Donnelley Financial Solutions, Inc., Term Loan B, 5.000%, 9/30/2023(c)	1,433,369
2,588,173	Entercom Radio LLC, 2016 Term Loan, 4.550%, 11/01/2023(d)	2,598,681
2,030,891	Extreme Reach, Inc., 1st Lien Term Loan, 7.300%, 2/07/2020(c)	2,061,354
7,588,000	Extreme Reach, Inc., 2nd Lien Term Loan, 11.033%, 1/24/2021(c)(f)(g)	7,265,510
12,566,887	LSC Communications, Inc., Term Loan B, 7.045%, 9/30/2022(c)	12,645,430
7,481,156	McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 5.045%, 5/04/2022(c)	7,393,551
9,207,885	ProQuest LLC, New Term Loan B, 5.294%, 10/24/2021(c)	9,319,116
14,209,252	Redbox Automated Retail LLC, Term Loan B, 8.545%, 9/27/2021(c)	14,218,204
6,083,000	Sesac Holdco II LLC, 2017 1st Lien Term Loan, 4.309%, 2/23/2024(d)	6,083,000

		113,804,911

	Metals & Mining — 1.0%
6,092,137	American Rock Salt Holdings LLC, 1st Lien Term Loan, 4.897%, 5/20/2021(c)	6,107,367
6,143,044	American Rock Salt Holdings LLC, Incremental Term Loan, 4.897%, 5/20/2021(c)	6,158,402
5,734,948	Global Brass & Copper, Inc., 2016 Term Loan B, 5.313%, 7/18/2023(c)	5,792,298
9,762,533	Harsco Corp., Term Loan B, 6.063%, 11/02/2023(c)	9,963,933

		28,022,000

	Midstream — 0.6%
10,160,787	Gulf Finance LLC, Term Loan B, 6.300%, 8/25/2023(c)	9,728,954
7,549,633	Limetree Bay Terminals LLC, 2017 Term Loan B, 6.000%, 2/15/2024(c)	7,615,692

		17,344,646

	Natural Gas — 0.4%
12,128,827	Veresen Midstream LP, 2017 Term Loan B, 4.545%, 3/31/2022(c)	12,193,231

	Oil Field Services — 0.5%
1,890,000	Petroleum Geo-Services ASA, New Term Loan B, 3/19/2021(b)	1,552,503
8,403,342	Petroleum Geo-Services ASA, New Term Loan B, 3.647%, 3/19/2021(c)	6,902,757
316,667	Pinnacle Holdco S.a.r.l., 2nd Lien Term Loan, 10.500%, 7/24/2020(c)	212,167
7,299,388	Pinnacle Holdco S.a.r.l., Term Loan, 4.750%, 7/30/2019(c)	5,888,197

		14,555,624

	Other Utility — 0.5%
14,752,405	PowerTeam Services LLC, 2nd Lien Term Loan, 8.397%, 11/06/2020(c)	14,457,357

	Packaging — 1.3%
4,260,000	Flex Acquisition Co., Inc., 1st Lien Term Loan, 4.398%, 12/29/2023(c)	4,281,300
10,949,947	Fort Dearborn Co., 2016 1st Lien Term Loan, 5.147%, 10/19/2023(d)	10,991,009
4,436,661	PKC Holding Corp., 1st Lien Term Loan, 4.679%, 5/08/2024(c)	4,442,207
464,000	PLZ Aeroscience Corp., USD Term Loan, 7/31/2022(b)	466,900
6,816,848	PLZ Aeroscience Corp., USD Term Loan, 4.642%, 7/31/2022(d)	6,859,454
1,013,182	TricorBraun Holdings, Inc., 1st Lien Delayed Draw Term Loan, 3.750%, 11/30/2023(e)	1,021,095

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Packaging — continued
$10,106,489	TricorBraun Holdings, Inc., 2016 1st Lien Term Loan, 4.897%, 11/30/2023(c)	$10,185,420

		38,247,385

	Pharmaceuticals — 3.1%
3,450,000	Akorn, Inc., Term Loan B, 5.313%, 4/16/2021(c)	3,488,812
4,333,629	Amneal Pharmaceuticals LLC, New Term Loan, 4.650%, 11/01/2019(c)	4,380,562
11,062,097	BioClinica, Inc., 1st Lien Term Loan, 5.375%, 10/20/2023(d)	10,753,244
13,954,025	Endo Luxembourg Finance Co. I S.a r.l., 2017 Term Loan B, 5.313%, 4/29/2024(c)	14,189,569
10,265,415	Genoa, a QoL Healthcare Co. LLC, 2016 1st Lien Term Loan, 4.897%, 10/28/2023(c)	10,303,910
13,475,745	inVentiv Health, Inc., 2016 Term Loan B, 4.952%, 11/09/2023(c)	13,548,784
4,735,899	Jaguar Holding Co. II, 2017 Term Loan, 8/18/2022(b)	4,740,493
25,737,916	Valeant Pharmaceuticals International, Inc., Term Loan B F1, 5.750%, 4/01/2022(c)	26,188,329

		87,593,703

	Property & Casualty Insurance — 3.2%
5,973,289	Alliant Holdings I, Inc., 2015 Term Loan B, 4.417%, 8/12/2022(c)	5,979,680
1,204,884	AmWINS Group, Inc., 2017 2nd Lien Term Loan, 1/25/2025(b)	1,226,572
2,832,000	AmWINS Group, Inc., 2017 2nd Lien Term Loan, 7.795%, 1/25/2025(c)	2,882,976
20,668,698	Applied Systems, Inc., New 2nd Lien Term Loan, 7.647%, 1/24/2022(c)	20,823,713
469,000	CCC Information Services, Inc., 2017 2nd Lien Term Loan, 7.791%, 4/27/2025(c)	479,112
16,946,730	Confie Seguros Holding II Co., 2016 Term Loan B, 6.545%, 4/19/2022(c)	16,731,337
11,923,582	Cunningham Lindsey U.S., Inc., 1st Lien Term Loan, 5.028%, 12/10/2019(d)	10,661,709
5,255,227	Cunningham Lindsey U.S., Inc., 2nd Lien Term Loan, 9.318%, 6/10/2020(c)(f)(g)	2,437,112
9,375,000	Mitchell International, Inc., New 2nd Lien Term Loan, 8.672%, 10/11/2021(c)	9,430,687
4,169,628	USI, Inc., 2017 Term Loan B, 5/16/2024(b)	4,162,331
8,012,413	VF Holding Corp., Reprice Term Loan, 4.295%, 6/30/2023(c)	8,022,429
7,757,490	York Risk Services Holding Corp., Term Loan B, 4.897%, 10/01/2021(c)	7,575,188

		90,412,846

	Restaurants — 1.2%
7,850,994	Big Jack Holdings LP, 2017 Term Loan B, 5.250%, 4/05/2024(c)	7,900,063
2,283,000	NPC International, Inc., 1st Lien Term Loan, 4.510%, 4/19/2024(c)	2,298,228
7,679,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 9.147%, 8/01/2022(c)	7,755,790
15,841,736	Red Lobster Management LLC, Term Loan B, 6.295%, 7/28/2021(c)	15,960,549

		33,914,630

	Retailers — 5.0%
16,606,692	Academy Ltd., 2015 Term Loan B, 5.126%, 7/01/2022(d)	13,360,084
15,865,745	Ascena Retail Group, Inc., 2015 Term Loan B, 5.625%, 8/21/2022(c)	13,525,548
7,974,992	At Home Holding III, Inc., Term Loan, 4.672%, 6/03/2022(c)	7,955,055
3,989,362	Bass Pro Group LLC, 2015 Term Loan, 4.244%, 6/05/2020(c)	3,984,376
15,622,129	Bass Pro Group LLC, Term Loan B, 6.147%, 12/16/2023(c)	15,150,653
17,407,177	BDF Acquisition Corp., 1st Lien Term Loan, 5.795%, 2/12/2021(c)	17,080,792
5,699,850	David’s Bridal, Inc., New Term Loan B, 5.250%, 10/11/2019(c)	4,522,489
6,250,000	Hudson’s Bay Co., 2015 Term Loan B, 4.294%, 9/30/2022(c)	6,006,250

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Retailers — continued
$17,592,943	Jill Acquisition LLC, 2015 Term Loan, 6.180%, 5/08/2022(c)	$17,138,517
12,096,041	Men’s Wearhouse, Inc. (The), Term Loan B, 4.576%, 6/18/2021(d)	11,501,279
10,322,763	Neiman Marcus Group Ltd., Inc., 2020 Term Loan, 4.250%, 10/25/2020(c)	8,015,213
11,797,238	PetSmart, Inc., Term Loan B2, 4.010%, 3/11/2022(c)	11,326,528
7,472,966	Talbots, Inc. (The), 1st Lien Term Loan, 5.545%, 3/19/2020(c)	6,927,440
318,888	Talbots, Inc. (The), 2nd Lien Term Loan, 3/19/2021(b)(f)(g)	268,928
8,040,607	Talbots, Inc. (The), 2nd Lien Term Loan, 9.545%, 3/19/2021(c)(f)(g)	6,511,957

		143,275,109

	Supermarkets — 0.8%
11,970,000	Albertsons LLC, USD 2016 Term Loan B4, 4.045%, 8/22/2021(c)	12,036,553
11,156,932	Albertsons LLC, USD 2017 Term Loan B4, 8/19/2021(b)	11,218,965

		23,255,518

	Technology — 7.2%
640,000	Aptean, Inc., 2016 1st Lien Term Loan, 12/20/2022(b)	642,803
10,261,000	Aptean, Inc., 2016 1st Lien Term Loan, 6.040%, 12/20/2022(c)	10,305,943
3,750,000	Aptean, Inc., 2016 2nd Lien Term Loan, 10.540%, 12/14/2023(c)	3,742,987
10,611,317	Aricent Technologies, 1st Lien Term Loan, 5.500%, 4/14/2021(c)	10,618,002
10,686,456	Greeneden U.S. Holdings II LLC, 2017 Term Loan B, 5.158%, 12/01/2023(c)	10,755,918
13,143,669	Hyland Software, Inc., 2017 2nd Lien Term Loan, 7/12/2025(b)	13,340,824
784,000	Hyland Software, Inc., 2017 Term Loan, 4.295%, 7/01/2022(c)	789,551
6,800,910	Infor (U.S.), Inc., Term Loan B6, 3.897%, 2/01/2022(c)	6,783,907
11,308,543	Informatica Corp., USD Term Loan, 4.647%, 8/05/2022(c)	11,297,913
1,892,460	IQOR U.S., Inc. , 2nd Lien Term Loan, 4/01/2022(b)	1,797,837
8,046,887	IQOR U.S., Inc., 2nd Lien Term Loan, 9.898%, 4/01/2022(c)	7,644,543
13,137,790	IQOR U.S., Inc., Term Loan B, 6.148%, 4/01/2021(c)	13,110,464
10,673,000	Misys Europe S.A., USD 1st Lien Term Loan, 4/27/2024(b)	10,693,492
4,694,915	Misys Europe S.A., USD 2nd Lien Term Loan, 4/27/2025(b)	4,801,537
1,459,153	Oberthur Technologies S.A., 2016 USD Term Loan B1, 4.897%, 1/10/2024(c)	1,465,354
2,364,835	Oberthur Technologies S.A., 2016 USD Term Loan B2, 1.875%, 12/15/2023(e)	2,374,886
7,911,200	Openlink International Intermediate, Inc., 2017 Term Loan, 7.750%, 7/29/2019(c)	7,937,544
2,214,391	Optiv Security, Inc., 1st Lien Term Loan, 4.438%, 2/01/2024(c)	2,191,317
9,102,070	Presidio, Inc., 2017 Term Loan B, 4.398%, 2/02/2022(c)	9,178,891
12,539,000	Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 4.670%, 4/26/2024(c)	12,481,571
11,645,736	Riverbed Technology, Inc., 2016 Term Loan, 4.300%, 4/24/2022(c)	11,492,129
6,140,817	Rocket Software, Inc., 2016 1st Lien Term Loan, 5.397%, 10/14/2023(c)	6,177,907
5,657,835	Rocket Software, Inc., 2016 2nd Lien Term Loan, 10.647%, 10/14/2024(c)	5,653,139
11,131,870	Sirius Computer Solutions, Inc., 2016 Term Loan, 5.295%, 10/30/2022(c)	11,225,823
9,820,972	SurveyMonkey, Inc., 2017 Term Loan, 5.660%, 4/13/2024(c)	9,870,077
17,097,968	Veritas U.S., Inc., USD Term Loan B1, 6.772%, 1/27/2023(c)	17,108,740

		203,483,099

	Transportation Services — 1.7%
12,811,000	AI Mistral Holdco Ltd., 2017 Term Loan B, 4.176%, 3/09/2024(c)	12,794,986
8,917,000	American Traffic Solutions, Inc., Term Loan B, 5/24/2024(b)	8,917,000
6,026,345	OSG Bulk Ships, Inc., OBS Term Loan, 5.430%, 8/05/2019(c)	5,905,818

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Transportation Services — continued
$8,175,058	OSG International, Inc., OIN Term Loan, 5.800%, 8/05/2019(c)	$8,144,401
11,267,418	Uber Technologies, Term Loan B, 5.010%, 7/13/2023(c)	11,143,476

		46,905,681

	Utility Other — 0.3%
7,295,352	Aclara Technologies, 2016 Term Loan B, 6.952%, 8/29/2023(c)	7,386,544

	Wireless — 2.0%
2,853,399	GTT Communications, Inc., 2017 Term Loan B, 5.063%, 1/09/2024(c)	2,885,499
27,125,040	Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.045%, 8/31/2021(c)(i)	27,984,090
929,712	LSF9 Atlantis Holdings LLC, 2017 Term Loan, 5/01/2023(b)	938,433
8,834,000	LSF9 Atlantis Holdings LLC, 2017 Term Loan, 7.000%, 5/01/2023(c)	8,916,863
16,368,890	Sprint Communications, Inc., 1st Lien Term Loan B, 3.563%, 2/02/2024(c)	16,413,250

		57,138,135

	Wirelines — 1.3%
11,859,440	Communications Sales & Leasing, Inc., 2017 Term Loan B, 4.045%, 10/24/2022(c)	11,914,468
7,180,000	Consolidated Communications, Inc., Delayed Draw Term Loan B2, 10/05/2023(b)	7,215,900
13,615,000	Coral-U.S. Co. Borrower LLC, Term Loan B, 1/31/2025(b)	13,662,653
3,543,550	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(c)	3,558,610

		36,351,631

	Total Senior Loans (Identified Cost $2,574,120,737)	2,561,619,717

Bonds and Notes — 7.3%
Non-Convertible Bonds — 7.2%
	Cable Satellite — 0.5%
12,918,655	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(i)	13,112,435

	Chemicals — 0.4%
12,300,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	12,638,250

	Environmental — 0.2%
4,860,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	4,896,450

	Finance Companies — 0.5%
14,035,000	iStar, Inc., 6.000%, 4/01/2022	14,280,613

	Healthcare — 1.2%
9,200,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	9,631,296
4,225,000	Select Medical Corp., 6.375%, 6/01/2021	4,320,062
18,905,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	19,944,775

		33,896,133

	Independent Energy — 1.4%
10,540,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	10,803,500
10,675,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	9,984,221
4,500,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	4,550,625

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — continued
$13,270,000	SM Energy Co., 6.500%, 1/01/2023	$13,070,950

		38,409,296

	Metals & Mining — 0.3%
9,375,000	Petra Diamonds U.S. Treasury PLC, 7.250%, 5/01/2022, 144A	9,721,875

	Non-Agency Commercial Mortgage-Backed Securities — 0.2%
5,322,130	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(f)(g)	5,395,309

	Oil Field Services — 0.1%
3,750,000	Petroleum Geo-Services ASA, 7.375%, 12/15/2020, 144A	3,468,750

	Property & Casualty Insurance — 0.7%
19,282,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	20,149,690

	Technology — 0.4%
12,678,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	12,329,355

	Transportation Services — 0.5%
14,085,000	Hertz Corp. (The), 7.625%, 6/01/2022, 144A	14,085,000

	Wirelines — 0.8%
24,665,000	Windstream Services LLC, 7.750%, 10/01/2021	23,863,387

	Total Non-Convertible Bonds (Identified Cost $203,187,531)	206,246,543

Convertible Bonds — 0.1%
	Technology — 0.1%
1,700,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021, 144A (Identified Cost $1,963,280)	2,116,500

	Total Bonds and Notes (Identified Cost $205,150,811)	208,363,043

Shares
Preferred Stocks — 0.1%
	Technology — 0.1%
29,673	Belden, Inc., 6.750% (Identified Cost $2,780,281)	2,962,256

Common Stocks — 0.2%
	Industrial Conglomerates — 0.0%
20,609	TwentyEighty, Inc., Class A(j)(k)	—

	Internet Software & Services — 0.1%
487,202	Dex Media, Inc.(f)(j)(k)	1,802,647

	Oil, Gas & Consumable Fuels — 0.1%
456,710	Blue Ridge Mountain Resource, Inc.(j)(k)	4,156,061
4,762	Rex Energy Corp.(j)	13,858

		4,169,919

	Total Common Stocks (Identified Cost $12,645,108)	5,972,566

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 10.7%
$16,298,372	Repurchase Agreement with State Street Bank and Trust Company, dated 5/31/2017 at 0.000% to be repurchased at $16,298,372 on 6/01/2017 collateralized by $16,221,500 U.S. Treasury Note, 2.125% due 8/15/2021 valued at $16,624,372 including accrued interest (Note 2 of Notes to Financial Statements)	$16,298,372
287,842,870	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2017 at 0.220% to be repurchased at $287,844,629 on 6/01/2017 collateralized by $8,610,000 U.S. Treasury Note, 9.125% due 5/15/2018 valued at $9,288,847 and $284,105,000 U.S. Treasury Note, 2.125% due 5/15/2025 valued at $284,316,374 including accrued interest (Note 2 of Notes to Financial Statements)	287,842,870

	Total Short-Term Investments (Identified Cost $304,141,242)	304,141,242

	Total Investments — 108.3% (Identified Cost $3,098,838,179)(a)	3,083,058,824
	Other assets less liabilities — (8.3)%	(236,505,021)

	Net Assets — 100.0%	$2,846,553,803

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At May 31, 2017, the net unrealized depreciation on investments based on a cost of $3,099,821,720 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$23,921,146
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(40,684,042)

	Net unrealized depreciation	$(16,762,896)

(b)	Position is unsettled. Contract rate was not determined at May 31, 2017 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Variable rate security. Rate as of May 31, 2017 is disclosed.
(d)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2017.
(e)	Unfunded loan commitment. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of Notes to Financial Statements.
(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At May 31, 2017, the value of these securities amounted to $41,071,787 or 1.4% of net assets. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of May 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended May 31, 2017, interest payments were made in cash and additional debt securities.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended May 31, 2017, interest payments were made in cash.
(j)	Non-income producing security.
(k)	Fair valued by the Fund’s adviser. At May 31, 2017, the value of these securities amounted to $5,958,708 or 0.2% of net assets. See Note 2 of Notes to Financial Statements.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the value of Rule 144A holdings amounted to $118,701,335 or 4.2% of net assets.
PIK	Payment-in-Kind

Industry Summary at May 31, 2017 (Unaudited)

Healthcare	7.9%
Technology	7.8
Consumer Cyclical Services	7.7
Industrial Other	6.9
Automotive	5.2
Retailers	5.0
Consumer Products	4.1
Media Entertainment	4.0
Property & Casualty Insurance	3.9
Chemicals	3.5
Pharmaceuticals	3.1
Independent Energy	2.8
Internet & Data	2.5
Food & Beverage	2.4
Building Materials	2.3
Financial Other	2.2
Transportation Services	2.2
Wirelines	2.1
Health Insurance	2.1
Wireless	2.0
Other Investments, less than 2% each	17.9
Short-Term Investments	10.7

Total Investments	108.3
Other assets less liabilities	(8.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Statement of Assets and Liabilities

May 31, 2017 (Unaudited)

ASSETS
Investments at cost	$3,098,838,179
Net unrealized depreciation	(15,779,355)

Investments at value	3,083,058,824
Receivable for Fund shares sold	17,621,657
Receivable for securities sold	27,767,304
Interest receivable	13,079,562
Prepaid expenses (Note 7)	173,882

TOTAL ASSETS	3,141,701,229

LIABILITIES
Payable for securities purchased	278,401,798
Unfunded loan commitments (Note 2)	8,125,674
Payable for Fund shares redeemed	6,507,857
Management fees payable (Note 5)	1,360,008
Deferred Trustees’ fees (Note 5)	104,453
Administrative fees payable (Note 5)	107,432
Payable to distributor (Note 5d)	13,700
Other accounts payable and accrued expenses	526,504

TOTAL LIABILITIES	295,147,426

NET ASSETS	$2,846,553,803

NET ASSETS CONSIST OF:
Paid-in capital	$2,972,317,085
Undistributed net investment income	16,795
Accumulated net realized loss on investments	(110,000,722)
Net unrealized depreciation on investments	(15,779,355)

NET ASSETS	$2,846,553,803

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$431,711,753

Shares of beneficial interest	43,393,904

Net asset value and redemption price per share	$9.95

Offering price per share (100/96.50 of net asset value) (Note 1)	$10.31

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$324,911,872

Shares of beneficial interest	32,759,543

Net asset value and offering price per share	$9.92

Class N shares:
Net assets	$101,475

Shares of beneficial interest	10,196

Net asset value, offering and redemption price per share	$9.95

Class Y shares:
Net assets	$2,089,828,703

Shares of beneficial interest	209,929,867

Net asset value, offering and redemption price per share	$9.95

See accompanying notes to financial statements.

23  |

Statement of Operations

For the Six Months Ended May 31, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$77,875,094
Dividends	218,322

78,093,416

Expenses
Management fees (Note 5)	7,711,877
Service and distribution fees (Note 5)	2,133,898
Administrative fees (Note 5)	575,181
Trustees’ fees and expenses (Note 5)	45,617
Transfer agent fees and expenses (Notes 5 and 6)	850,501
Audit and tax services fees	42,709
Commitment fees (Note 7)	808,889
Custodian fees and expenses	192,070
Legal fees	41,087
Registration fees	233,373
Shareholder reporting expenses	65,146
Miscellaneous expenses (Note 7)	278,800

Total expenses	12,979,148
Less waiver and/or expense reimbursement (Note 5)	(562,752)

Net expenses	12,416,396

Net investment income	65,677,020

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(13,046,538)
Net change in unrealized appreciation (depreciation) on:
Investments	26,965,480

Net realized and unrealized gain on investments	13,918,942

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,595,962

See accompanying notes to financial statements.

|  24

Statement of Changes in Net Assets

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
FROM OPERATIONS:
Net investment income	$65,677,020	$102,561,865
Net realized loss on investments	(13,046,538)	(47,552,361)
Net change in unrealized appreciation (depreciation) on investments	26,965,480	75,122,619

Net increase in net assets resulting from operations	79,595,962	130,132,123

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(10,693,579)	(18,052,980)
Class C	(6,883,275)	(14,794,620)
Class N	(452)	—
Class Y	(48,759,468)	(73,403,210)

Total distributions	(66,336,774)	(106,250,810)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	706,240,661	160,833,250

Net increase in net assets	719,499,849	184,714,563
NET ASSETS
Beginning of the period	2,127,053,954	1,942,339,391

End of the period	$2,846,553,803	$2,127,053,954

UNDISTRIBUTED NET INVESTMENT INCOME	$16,795	$676,549

See accompanying notes to financial statements.

25  |

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016		Year Ended November 30, 2015		Year Ended November 30, 2014		Year Ended November 30, 2013		Year Ended November 30, 2012
Net asset value, beginning of the period	$9.88		$9.69		$10.40		$10.56		$10.56		$10.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.56		0.55		0.58		0.56		0.68
Net realized and unrealized gain (loss)	0.07		0.21		(0.68)		(0.14)		0.10		0.49

Total from Investment Operations	0.32		0.77		(0.13)		0.44		0.66		1.17

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.58)		(0.58)		(0.60)		(0.60)		(0.61)
Net realized capital gains	—		—		—		—		(0.06)		(0.02)

Total Distributions	(0.25)		(0.58)		(0.58)		(0.60)		(0.66)		(0.63)

Net asset value, end of the period	$9.95		$9.88		$9.69		$10.40		$10.56		$10.56

Total return(b)	3.24	%(c)(d)	8.31	%(c)	(1.33	)%(c)	4.22	%(c)	6.43%		12.02	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$431,712		$367,850		$361,834		$317,293		$421,127		$80,141
Net expenses	1.05	%(e)(f)	1.05	%(e)	1.07	%(e)(g)	1.10	%(e)(h)	1.10	%(i)	1.10	%(e)
Gross expenses	1.09	%(f)	1.13%		1.08	%(g)	1.11	%(h)	1.10	%(i)	1.48%
Net investment income	5.01	%(f)	5.84%		5.45%		5.48%		5.30%		6.46%
Portfolio turnover rate	40%		75%		67%		107%		82%		90%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.06%.
(h)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.06%.
(i)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  26

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016		Year Ended November 30, 2015		Year Ended November 30, 2014		Year Ended November 30, 2013		Year Ended November 30, 2012
Net asset value, beginning of the period	$9.85		$9.67		$10.38		$10.53		$10.54		$10.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.49		0.48		0.50		0.48		0.60
Net realized and unrealized gain (loss)	0.07		0.20		(0.68)		(0.13)		0.10		0.49

Total from Investment Operations	0.28		0.69		(0.20)		0.37		0.58		1.09

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.51)		(0.51)		(0.52)		(0.53)		(0.55)
Net realized capital gains	—		—		—		—		(0.06)		(0.02)

Total Distributions	(0.21)		(0.51)		(0.51)		(0.52)		(0.59)		(0.57)

Net asset value, end of the period	$9.92		$9.85		$9.67		$10.38		$10.53		$10.54

Total return(b)	2.88	%(c)(d)	7.41	%(c)	(2.06	)%(c)	3.47	%(c)	5.70%		11.18	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$324,912		$300,811		$287,330		$215,189		$190,618		$22,655
Net expenses	1.80	%(e)(f)	1.80	%(e)	1.82	%(e)(g)	1.85	%(e)(h)	1.85	%(i)	1.85	%(e)
Gross expenses	1.84	%(f)	1.88%		1.83	%(g)	1.87	%(h)	1.85	%(i)	2.26%
Net investment income	4.26	%(f)	5.10%		4.71%		4.77%		4.56%		5.75%
Portfolio turnover rate	40%		75%		67%		107%		82%		90%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.81%.
(h)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.82%.
(i)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

27  |

Financial Highlights (continued)

For a share outstanding throughout each period.

Class N
Period Ended May 31, 2017* (Unaudited)
Net asset value, beginning of the period	$9.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09
Net realized and unrealized gain (loss)	(0.01)

Total from Investment Operations	0.08

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)
Net realized capital gains	—

Total Distributions	(0.09)

Net asset value, end of the period	$9.95

Total return(b)(c)	0.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$101
Net expenses(d)(e)	0.75%
Gross expenses(e)	1.04%
Net investment income(e)	5.82%
Portfolio turnover rate	40%

*	From commencement of Class operations on March 31, 2017 through May 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  28

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30, 2016		Year Ended November 30, 2015		Year Ended November 30, 2014		Year Ended November 30, 2013		Year Ended November 30, 2012
Net asset value, beginning of the period	$9.89		$9.70		$10.41		$10.56		$10.57		$10.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.59		0.58		0.61		0.59		0.79
Net realized and unrealized gain (loss)	0.06		0.21		(0.68)		(0.13)		0.09		0.41

Total from Investment Operations	0.32		0.80		(0.10)		0.48		0.68		1.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.61)		(0.61)		(0.63)		(0.63)		(0.63)
Net realized capital gains	—		—		—		—		(0.06)		(0.02)

Total Distributions	(0.26)		(0.61)		(0.61)		(0.63)		(0.69)		(0.65)

Net asset value, end of the period	$9.95		$9.89		$9.70		$10.41		$10.56		$10.57

Total return	3.37	%(b)(c)	8.58	%(b)	(1.08	)%(b)	4.49	%(b)	6.68%		12.33	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,089,829		$1,458,394		$1,293,175		$1,022,193		$760,972		$46,895
Net expenses	0.80	%(d)(e)	0.80	%(d)	0.82	%(d)(f)	0.85	%(d)(g)	0.85	%(h)	0.85	%(d)
Gross expenses	0.84	%(e)	0.88%		0.83	%(f)	0.87	%(g)	0.85	%(h)	1.37%
Net investment income	5.28	%(e)	6.09%		5.69%		5.76%		5.55%		7.57%
Portfolio turnover rate	40%		75%		67%		107%		82%		90%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.81%.
(g)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.82%.
(h)	Includes fee/expense recovery of 0.02%.

See accompanying notes to financial statements.

29  |

Notes to Financial Statements

May 31, 2017 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to Loomis Sayles Senior Floating Rate and Fixed Income Fund (the “Fund”).

The Fund is a non-diversified investment company.

The Fund offers Class A, Class C, Class N (effective March 31, 2017) and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.50%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined

|  30

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Senior loans are valued at bid prices supplied by an independent pricing service, if available. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund

31  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of May 31, 2017, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$41,071,787	1.4%	$5,958,708	0.2%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of May 31, 2017 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and

|  32

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, defaulted bond adjustments and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, defaulted bonds and dividend payables. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2016 was as follows:

2016 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$106,250,810	$ —	$106,250,810

33  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

As of November 30, 2016, capital loss carryforwards were as follows:

Capital loss carryforward:
Short-term:
No expiration date	$(24,594,623)
Long-term:
No expiration date	(70,034,056)

Total capital loss carryforward	$(94,628,679)

e.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of May 31, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

f.  Unfunded Loan Commitments.  The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, and are recorded as a liability on the Statement of Assets and Liabilities at par value.

As of May 31, 2017, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Allied Universal Holdco LLC	Delayed Draw Term Loan	$2,651,609	$2,661,553
DuBois Chemicals, Inc.	Delayed Draw Term Loan	584,200	586,029
MH Sub I LLC	Delayed Draw Term Loan	1,511,848	1,525,077
Oberthur Technologies S.A.	USD Term Loan B2	2,364,835	2,374,886
TricorBraun Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,013,182	1,021,095

		$8,125,674	$8,168,640

|  34

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h.  New Accounting Pronouncement.  In October 2016, the SEC adopted amendments to rules under the 1940 Act (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Fund’s financial statements.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund

35  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans
Natural Gas	$—	$12,193,231	$—		$12,193,231
Pharmaceuticals	—	87,593,703	—		87,593,703
All Other Senior Loans(a)	—	2,461,832,783	—		2,461,832,783

Total Senior Loans	—	2,561,619,717	—		2,561,619,717

Bonds and Notes(a)	—	208,363,043	—		208,363,043
Preferred Stocks(a)	2,962,256	—	—		2,962,256
Common Stocks
Industrial Conglomerates	—	—	—	(b)	—
Internet Software & Services	—	—	1,802,647	(c)	1,802,647
Oil, Gas & Consumable Fuels	13,858	—	4,156,061	(c)	4,169,919

Total Common Stocks	13,858	—	5,958,708		5,972,566

Short-Term Investments	—	304,141,242	—		304,141,242

Total	$2,976,114	$3,074,124,002	$5,958,708		$3,083,058,824

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued at zero using level 3 inputs.
(c)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

|  36

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2016 and/or May 31, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Senior Loans
Media Entertainment	$6,353,235	$—	$—	$—	$—
Common Stocks
Industrial Conglomerates	—	—	—	—	—
Internet Software & Services	1,169,285	—	—	633,362	—
Oil, Gas & Consumable Fuels	—	—	—	(866,700)	5,023

Total	$7,522,520	$—	$—	$(233,338)	$5,023

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at May 31, 2017
Senior Loans
Media Entertainment	$—	$—	$(6,353,235)	$—	$—
Common Stocks
Industrial Conglomerates	—	—	—	— (a)	—
Internet Software & Services	—	—	—	1,802,647	633,362
Oil, Gas & Consumable Fuels	—	5,017,738	—	4,156,061	(866,700)

Total	$—	$5,017,738	$(6,353,235)	$5,958,708	$(233,338)

(a)	Fair valued at zero.

37  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

A debt security valued at $6,353,235 was transferred from Level 3 to Level 2 during the period ended May 31, 2017. At November 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At May 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A common stock valued at $5,017,738 was transferred from Level 1 to Level 3 during the period ended May 31, 2017. At November 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies but was misclassified as Level 1. At May 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities.  For the six months ended May 31, 2017, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $1,779,689,413 and $972,128,911, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.60%, calculated daily and payable monthly, based on the Fund’s average daily managed assets, which include borrowings used for leverage.

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until March 31, 2018, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking.

For the six months ended May 31, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.05%	1.80%	0.75%	0.80%

|  38

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended May 31, 2017, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waivers of Management[1] Fees	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$7,711,877	$145,535	$7,566,342	0.60%	0.59%

[1]	Management fee waiver is subject to possible recovery until November 30, 2018.

For the six months ended May 31, 2017, class-specific expenses have been reimbursed as follows:

Reimbursement[2]
Class A	Class C	Class Y	Total
$65,537	$49,244	$302,412	$417,193

[2]	Expense reimbursements are subject to possible recovery until November 30, 2018.

No expenses were recovered for the Fund during the six months ended May 31, 2017 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution

39  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended May 31, 2017, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$530,894	$400,751	$1,202,253

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended May 31, 2017, the administrative fees for the Fund were $575,181.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries.

|  40

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended May 31, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $779,732.

As of May 31, 2017, the Fund owes NGAM Distribution $13,700 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended May 31, 2017 amounted to $84,393.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral

41  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Affiliated Ownership.  As of May 31, 2017, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Fund representing 0.40% of the Fund’s net assets:

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through March 31, 2018 and is not subject to recovery under the expense limitation agreement described above.

For the period March 31, 2017 through May 31, 2017, NGAM Advisors reimbursed the Fund $24 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  For the period from March 31, 2017 through May 31, 2017, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

Transfer Agent Fees and Expenses
Class A	Class C	Class N	Class Y
$52,245	$38,725	$24	$240,474

Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit.  The Fund has entered into a syndicated, committed, secured line of credit with Sumitomo Mitsui Banking Corporation (the “Administrative Agent”), the Bank of Nova Scotia and National Australia Bank Limited (each a “Lender” and together with the Administrative Agent “Lenders”) under which it may borrow for investment or liquidity purposes. The commitment of the Lenders to make loans to the Fund shall not exceed $400,000,000 at any one time. Under the terms of the agreement, the Lenders are entitled to a security interest in the assets of the Fund as collateral. Interest is charged to the Fund based upon the terms set forth in the agreement. In addition, a commitment fee of 0.400% per annum payable to the Administrative Agent for the account of each Lender is accrued by the Fund based on the unused portion of the line of credit. The Fund paid the Administrative Agent an upfront fee of $400,000 and

|  42

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

an administrative agent fee of $25,000, for a total of $425,000, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

During the six months ended May 31, 2017, the Fund had no borrowings under this agreement.

8.  Concentration of Risk.  The Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The senior loans in which the Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. There may also be less public information available about senior loans as compared to other debt securities.

Senior loans are generally less liquid than many other debt securities. Transactions in senior loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time (greater than seven days) after the sale. As a result, the proceeds related to the sale of senior loans may not be available to make additional investments or to meet the Fund’s redemption obligations until substantial period (greater than seven days) after the sale of the loans.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of May 31, 2017, based on management’s evaluation of the shareholder account base, the Fund had accounts (including accounts owned by affiliates) representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
1	7.43	%(a)

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment

43  |

Notes to Financial Statements (continued)

May 31, 2017 (Unaudited)

models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

(a) Certain Fund shareholders are invested in the Fund as a result of the Fund’s inclusion in an investment portfolio model, utilized by certain third party intermediaries, developed by an affiliate of the Fund (AlphaSimplex Group, LLC, which is a subsidiary of Natixis US)(“ASG”). Without this model or as a result of changes in this model, these shareholder positions in the Fund may not exist or could change in a material amount. ASG has no involvement in the decisions to invest in the models provided.

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2017		Year Ended November 30, 2016
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	18,735,363	$186,743,851	20,480,580	$199,904,560
Issued in connection with the reinvestment of distributions	787,313	7,831,082	1,398,898	13,450,843
Redeemed	(13,353,992)	(133,094,059)	(21,980,682)	(210,413,855)

Net change	6,168,684	$61,480,874	(101,204)	$2,941,548

Class C
Issued from the sale of shares	7,527,622	$74,772,210	8,258,244	$79,805,437
Issued in connection with the reinvestment of distributions	446,437	4,427,203	928,507	8,902,661
Redeemed	(5,743,781)	(57,057,447)	(8,382,772)	(80,176,657)

Net change	2,230,278	$22,141,966	803,979	$8,531,441

Class N(a)
Issued from the sale of shares	10,151	$101,000	—	$—
Issued in connection with the reinvestment of distributions	45	452	—	—

Net change	10,196	$101,452	—	$—

Class Y
Issued from the sale of shares	92,236,523	$919,916,169	91,126,186	$885,130,238
Issued in connection with the reinvestment of distributions	3,550,458	35,338,760	5,330,069	51,308,393
Redeemed	(33,358,296)	(332,738,560)	(82,293,573)	(787,078,370)

Net change	62,428,685	$622,516,369	14,162,682	$149,360,261

Increase (decrease) from capital share transactions	70,837,843	$706,240,661	14,865,457	$160,833,250

(a)	From commencement of Class operations on March 31, 2017 through May 31, 2017.

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NATIXIS FUNDS

Supplement dated June 30, 2017 to the Natixis Funds Summary Prospectuses, dated February 28, 2017, March 31, 2017, and May 1, 2017, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund

ASG Dynamic Allocation Fund

ASG Global Alternatives Fund

ASG Managed Futures Strategy Fund

ASG Tactical U.S. Market Fund

Gateway Equity Call Premium Fund

Gateway Fund

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Dividend Income Fund

Loomis Sayles Global Equity and Income Fund

Loomis Sayles Global Growth Fund

Loomis Sayles Growth Fund

Loomis Sayles High Income Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Multi-Asset Income Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Loomis Sayles Strategic Alpha Fund

Loomis Sayles Strategic Income Fund

Loomis Sayles Value Fund

Mirova Global Green Bond Fund

Mirova Global Sustainable Equity Fund

McDonnell Intermediate Municipal Bond Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

Vaughan Nelson Select Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

Effective July 1, 2017, the information under sub-sections “Class A and C Shares” and “Class A Shares,” as applicable, in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50

For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50

For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50

Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

This page not part of shareholder report

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Effective July 1, 2017, the information under sub-section “Class Y Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable
(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a)	(3)	Not applicable.
	(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 21, 2017

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	July 21, 2017